                  SEMI-ANNUAL REPORT JUNE 30, 2001 (UNAUDITED)




-----------------------------------------------
JPMORGAN FUNDS


BALANCED FUND

EQUITY INCOME FUND

CORE EQUITY FUND

EQUITY GROWTH FUND




                                                          [LOGO]JPMORGAN FLEMING
                                                          ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders                          1

JPMorgan Balanced Fund
Fund Commentary                                     2

JPMorgan Equity Income Fund
Fund Commentary                                     6

JPMorgan Core Equity Fund
Fund Commentary                                    10

JPMorgan Equity Growth Fund
Fund Commentary                                    14

Portfolio of Investments                           18

Fund Financial Statements                          32

Portfolio Financial Statements                     59

HIGHLIGHTS

- Technology stocks fall in response to downturn in technology and telecoms equipment spending.

-    Federal Reserve Board cuts 275 basis points from interest rates.

- Value, mid and small cap stocks show resilience in difficult market conditions.


              NOT FDIC INSURED May lose value / No bank guarantee
      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc

JPMorgan FUNDS

LETTER TO THE SHAREHOLDERS

                                                                  August 6, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Funds for the six months ended June 30, 2001.

PROLONGED CORRECTION IN TECHNOLOGY STOCKS

The technology stock correction continued to dominate the equity market. During the early months of the year it became evident that not even the sector's blue chips would escape the downturn in technology and telecommunication equipment spending. Consequently, the stock prices of respected companies like Cisco Systems, EMC, Oracle and Sun Microsystems fell heavily.

Financial stocks moved lower in response to falling equity prices, shrinking trading volumes and dwindling corporate profits. And, pharmaceutical companies suffered from bad news regarding the development of new drugs, which appeared to reduce their earnings prospects. In particular, the Food & Drug Administration
(FDA) showed signs of becoming increasingly conservative.

By April, however, market conditions began to improve. Many investors speculated that rate cuts of 200 basis points in just 16 weeks would prevent the technology downturn spreading to the wider economy. Stocks staged a strong rally led by growth stocks, but this fizzled out in May and June as companies from a range of sectors warned of lower than expected profits.

By the end of the period, investors were awaiting second-quarter corporate profits for further evidence of how companies were faring. Statistics suggested the economy was not in decline. At the same time, the Federal Reserve had reduced rates by 75 basis points in May and June, providing further economic stimulus.

RESILIENCE IN VALUE, MID AND SMALL CAP STOCKS

In this volatile environment, mid and small cap stocks performed relatively well. Although the late 1990s bull market had propelled large capitalization growth stocks to demanding valuations, many mid-sized and small companies were much more reasonably valued.

The resilience of these stocks is demonstrated by the returns of the various equity market indices. While the S&P 500/BARRA Growth Index and S&P 500 Index lost 11.04% and 6.69%, respectively, for the six months ended June 30, 2001, the S&P 500/BARRA Value Index fell just 2.50% and the S&P 600 Small Cap Index actually rose 6.23%.

OUTLOOK

Looking forward, it is likely that small and mid cap companies will continue to outperform in the medium term. The broader market is currently in a trading range as investors await evidence that rate cuts will stimulate stronger growth later in the year. In this case, negative earnings surprises would start to be replaced with announcements of better than expected profits.

Sincerely yours,

/s/ George Gatch
George Gatch
Managing Director

JPMorgan BALANCED FUND
         AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Balanced Fund, which seeks to provide a balance of current income and capital growth through a portfolio of stocks and bonds, fell 4.98% (Class I Shares) for the six months ended June 30, 2001. This compares with a loss of 6.69% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a difficult period for equities, the fixed income portion of the Fund provided some cushion against losses. Equities suffered heavy losses in the early months of the year, as investors appeared to question the assumptions underpinning earnings and valuations of technology and other growth stocks. Fixed income, however, made gains in this environment as bond yields fell. In particular, corporate bonds performed well.

The first quarter's information technology losses occurred as the extent of the technology spending downturn became evident. Even blue chip holdings that had previously been considered fairly resistant -- like Cisco Systems, EMC and Oracle -- fell sharply. In April, however, technology stocks rallied as investors appeared to speculate that rate cuts would stimulate economic growth later in the year. It is worth noting that Microsoft rose through the half-year, with news that it would not be forced to demerge. Additionally, some semiconductor stocks rebounded from low valuations.

Financials also saw first quarter losses largely in response to falling trading volumes. Charles Schwab, the retail brokerage company that had benefited from soaring trading volumes in the late 1990s, suffered a decline in stock price. American Express and American International Group fell, as did the Wall Street brokerages Merrill Lynch and Morgan Stanley Dean Witter.

Holdings in lower capitalization stocks performed well. Stocks that stood out included Bed Bath & Beyond, Best Buy, and Tricon Global Restaurants. These gained from being part of the consumer discretionary sector, which typically does well at times when interest rates are cut.

LOOKING AHEAD

The Fund should benefit from the addition of a number of lower, but still large, capitalization stocks. These currently represent better value than mega-capitalization companies and have superior growth prospects. Generally speaking, however, performance will depend upon whether the economy recovers in the upcoming quarters. Rate cuts may begin to stimulate growth, and tax cuts can only add to this. In this case, negative earnings surprises would start to be replaced with announcements of better than expected profits. In the bond market, this would cause interest rates to drift higher and credit spreads to compress.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Consumer Cyclicals                                           13.3%
Financial                                                    12.5%
Technology                                                   12.2%
Residential Mortgage Backed Securities                        9.9%
U.S. Treasury Securities                                      9.8%
U.S. Government Agency Securities                             8.0%
Health Care                                                   8.0%
Utilities                                                     6.1%
Industrial Cyclical                                           4.8%
Cash Equivalents & Short Term Paper                           4.7%
Energy                                                        4.2%
Consumer Staples                                              2.8%
Asset Backed Securities                                       1.8%
Basic Materials                                               0.8%
Transportation                                                0.6%
Commercial Mortgage Backed Securities                         0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (2.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. It offers, through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (2.3%) Develops, manufactures licenses, sells and supports software products. It offers operating system software, server application software, business and consumer applications software, software development tools and Internet and Intranet software. Microsoft also develops the MSN network of Internet products and services.

3. CITIGROUP, INC. (1.7%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. PFIZER, INC. (1.6%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. EXXON MOBIL CORP. (1.5%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

6. INTERNATIONAL BUSINESS MACHINES CORP. (1.4%) Provides technologies, systems, products, services, software and financing. The Company offers products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. AOL TIME WARNER, INC. (1.3%) A global company that delivers entertainment, news and Internet brands across converging media platforms. It conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

8. INTEL CORP. (1.3%) Designs, manufactures and sells computer components and related products. Major products include chipsets, microprocessors, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, system management software, conferencing products and digital imaging products.

9. WAL-MART STORES, INC. (1.2%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

10. KLA-TENCOR CORP. (1.2%) Manufactures yield management and process monitoring systems for the semiconductor industry. Its systems are used to analyze product and process quality at critical steps in the manufacture of circuits and provide feedback so that fabrication problems can be identified. It operates sales, service and application centers worldwide.

Top 10 equity holdings comprised 16.1% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                     1 YEAR       5 YEARS      10 YEARS
 CLASS A SHARES
   WITHOUT SALES CHARGE              -10.23%       11.69%        10.79%
   WITH SALES CHARGE *               -15.39%       10.37%        10.13%

 CLASS B SHARES
   WITHOUT CDSC                      -10.46%       11.63%        10.76%
   WITH CDSC **                      -14.06%       11.38%        10.76%

 CLASS C SHARES
   WITHOUT CDSC                      -10.45%       11.64%        10.76%
   WITH CDSC ***                     -11.17%       11.64%        10.76%

 CLASS I SHARES                       -9.83%       11.90%        10.89%

10-YEAR PERFORMANCE (6/30/91 TO 6/30/01)

[CHART]

                JPMORGAN        LIPPER BALANCED     LEHMAN                        LEHMAN AGGREGATE
         BALANCED FUND (CLASS I) FUNDS INDEX   GOV'T/CREDIT INDEX  S&P 500 INDEX     BOND INDEX
  6/91          $10,000            $10,000          $10,000         $10,000          $10,000
  7/91          $10,334            $10,343          $10,125         $10,466          $10,139
  8/91          $10,603            $10,602          $10,358         $10,713          $10,358
  9/91          $10,625            $10,633          $10,574         $10,534          $10,568
 10/91          $10,756            $10,806          $10,668         $10,675          $10,686
 11/91          $10,516            $10,568          $10,775         $10,246          $10,784
 12/91          $11,416            $11,367          $11,138         $11,416          $11,104
  1/92          $11,191            $11,271          $10,973         $11,204          $10,953
  2/92          $11,293            $11,407          $11,032         $11,348          $11,024
  3/92          $11,075            $11,233          $10,971         $11,128          $10,963
  4/92          $11,089            $11,355          $11,037         $11,454          $11,042
  5/92          $11,212            $11,502          $11,251         $11,510          $11,250
  6/92          $11,110            $11,414          $11,415         $11,339          $11,405
  7/92          $11,466            $11,749          $11,707         $11,802          $11,638
  8/92          $11,415            $11,640          $11,812         $11,561          $11,756
  9/92          $11,539            $11,774          $11,973         $11,697          $11,896
 10/92          $11,481            $11,775          $11,790         $11,737          $11,737
 11/92          $11,800            $12,043          $11,781         $12,136          $11,742
 12/92          $12,026            $12,216          $11,982         $12,285          $11,926
  1/93          $12,178            $12,379          $12,243         $12,389          $12,155
  2/93          $12,156            $12,532          $12,498         $12,557          $12,368
  3/93          $12,367            $12,790          $12,541         $12,822          $12,420
  4/93          $12,119            $12,693          $12,637         $12,512          $12,507
  5/93          $12,352            $12,915          $12,631         $12,846          $12,523
  6/93          $12,440            $13,052          $12,918         $12,883          $12,793
  7/93          $12,338            $13,104          $13,000         $12,831          $12,865
  8/93          $12,730            $13,499          $13,299         $13,318          $13,091
  9/93          $12,693            $13,528          $13,346         $13,215          $13,126
 10/93          $12,744            $13,667          $13,400         $13,489          $13,175
 11/93          $12,534            $13,448          $13,249         $13,361          $13,063
 12/93          $12,744            $13,674          $13,307         $13,522          $13,133
  1/94          $13,006            $14,033          $13,507         $13,982          $13,310
  2/94          $12,781            $13,758          $13,212         $13,603          $13,079
  3/94          $12,323            $13,258          $12,889         $13,011          $12,756
  4/94          $12,222            $13,287          $12,782         $13,178          $12,654
  5/94          $12,237            $13,390          $12,759         $13,393          $12,652
  6/94          $12,142            $13,157          $12,729         $13,065          $12,625
  7/94          $12,425            $13,454          $12,984         $13,493          $12,876
  8/94          $12,673            $13,790          $12,989         $14,045          $12,891
  9/94          $12,476            $13,542          $12,793         $13,702          $12,702
 10/94          $12,585            $13,584          $12,779         $14,009          $12,690
 11/94          $12,367            $13,268          $12,756         $13,499          $12,662
 12/94          $12,454            $13,395          $12,840         $13,699          $12,750
  1/95          $12,620            $13,561          $13,087         $14,054          $13,002
  2/95          $12,984            $13,956          $13,390         $14,601          $13,312
  3/95          $13,216            $14,203          $13,480         $15,031          $13,393
  4/95          $13,391            $14,470          $13,669         $15,473          $13,580
  5/95          $13,775            $14,933          $14,242         $16,091          $14,106
  6/95          $14,197            $15,197          $14,355         $16,464          $14,209
  7/95          $14,523            $15,518          $14,299         $17,009          $14,178
  8/95          $14,625            $15,639          $14,482         $17,051          $14,349
  9/95          $14,865            $16,013          $14,630         $17,771          $14,488
 10/95          $14,952            $15,973          $14,845         $17,707          $14,677
 11/95          $15,272            $16,469          $15,090         $18,483          $14,897
 12/95          $15,425            $16,728          $15,312         $18,839          $15,105
  1/96          $15,664            $17,031          $15,407         $19,480          $15,205
  2/96          $15,664            $17,039          $15,080         $19,661          $14,941
  3/96          $15,634            $17,104          $14,954         $19,850          $14,836
  4/96          $15,845            $17,217          $14,851         $20,141          $14,753
  5/96          $16,056            $17,392          $14,825         $20,659          $14,723
  6/96          $16,027            $17,450          $15,022         $20,738          $14,921
  7/96          $15,585            $17,001          $15,057         $19,821          $14,961
  8/96          $15,766            $17,270          $15,019         $20,239          $14,936
  9/96          $16,325            $17,911          $15,287         $21,377          $15,195
 10/96          $16,645            $18,290          $15,643         $21,967          $15,533
 11/96          $17,386            $19,143          $15,931         $23,625          $15,798
 12/96          $17,176            $18,913          $15,754         $23,157          $15,651
  1/97          $17,968            $19,497          $15,773         $24,602          $15,700
  2/97          $18,025            $19,570          $15,806         $24,797          $15,739
  3/97          $17,437            $19,000          $15,618         $23,780          $15,564
  4/97          $18,266            $19,572          $15,846         $25,197          $15,798
  5/97          $18,984            $20,374          $15,993         $26,737          $15,948
  6/97          $19,549            $21,049          $16,185         $27,927          $16,138
  7/97          $20,783            $22,249          $16,680         $30,147          $16,574
  8/97          $20,006            $21,543          $16,494         $28,459          $16,433
  9/97          $20,790            $22,403          $16,752         $30,015          $16,674
 10/97          $20,528            $21,995          $17,021         $29,013          $16,916
 11/97          $21,037            $22,400          $17,111         $30,356          $16,994
 12/97          $21,241            $22,754          $17,290         $30,878          $17,165
  1/98          $21,640            $22,915          $17,534         $31,218          $17,385
  2/98          $22,272            $23,825          $17,499         $33,469          $17,371
  3/98          $22,751            $24,554          $17,553         $35,182          $17,430
  4/98          $22,999            $24,726          $17,641         $35,541          $17,521
  5/98          $22,985            $24,476          $17,830         $34,930          $17,687
  6/98          $24,075            $24,927          $18,012         $36,348          $17,838
  7/98          $23,993            $24,635          $18,026         $35,963          $17,875
  8/98          $22,369            $22,512          $18,378         $30,766          $18,167
  9/98          $23,453            $23,484          $18,903         $32,738          $18,592
 10/98          $24,295            $24,362          $18,769         $35,397          $18,493
 11/98          $25,204            $25,254          $18,882         $37,542          $18,599
 12/98          $26,580            $26,186          $18,929         $39,704          $18,654
  1/99          $27,734            $26,605          $19,063         $41,364          $18,787
  2/99          $26,741            $25,966          $18,610         $40,077          $18,458
  3/99          $27,514            $26,608          $18,703         $41,680          $18,560
  4/99          $27,219            $27,480          $18,749         $43,293          $18,619
  5/99          $26,803            $27,057          $18,556         $42,272          $18,455
  6/99          $27,864            $27,804          $18,499         $44,618          $18,396
  7/99          $27,413            $27,284          $18,447         $43,226          $18,317
  8/99          $27,429            $26,998          $18,432         $43,010          $18,308
  9/99          $27,385            $26,652          $18,598         $41,831          $18,520
 10/99          $28,426            $27,425          $18,646         $44,479          $18,589
 11/99          $29,043            $27,721          $18,635         $45,382          $18,587
 12/99          $30,361            $28,542          $18,522         $48,050          $18,498
  1/00          $29,706            $27,825          $18,516         $45,638          $18,437
  2/00          $29,706            $27,759          $18,747         $44,776          $18,660
  3/00          $31,613            $29,393          $19,019         $49,155          $18,906
  4/00          $30,930            $28,856          $18,926         $47,675          $18,851
  5/00          $30,089            $28,584          $18,909         $46,698          $18,842
  6/00          $31,175            $29,042          $19,295         $47,847          $19,234
  7/00          $31,231            $28,963          $19,499         $47,100          $19,409
  8/00          $32,355            $30,255          $19,774         $50,025          $19,690
  9/00          $31,090            $29,620          $19,849         $47,384          $19,814
 10/00          $30,938            $29,593          $19,974         $47,185          $19,945
 11/00          $29,484            $28,519          $20,316         $43,467          $20,272
 12/00          $29,584            $29,229          $20,716         $43,680          $20,649
  1/01          $30,131            $29,849          $21,064         $45,230          $20,988
  2/01          $28,432            $28,690          $21,281         $41,110          $21,170
  3/01          $27,258            $27,764          $21,379         $38,508          $21,276
  4/01          $28,547            $28,930          $21,219         $41,496          $21,187
  5/01          $28,527            $29,187          $21,342         $41,774          $21,314
  6/01          $28,107            $28,741          $20,823         $40,759          $21,395

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in the Class I Shares of JPMorgan Balanced Fund, the Lehman Gov't/Credit Index, (formerly the Lehman Intermediate Gov't/Credit Index), the Standard & Poor's 500 Index, the Lehman Aggregate Bond Index and the Lipper Balanced Funds Index from June 30, 1991 to June 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Class I Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

Class I Shares, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called the Investor Shares, commenced operations on 10/16/98. The performance for Class A prior to the commencement date is based on the performance of the Class I Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Class I Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Balanced Fund, formerly Chase Balanced Fund, is the successor to the AVESTA Trust-Balanced Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Balanced Fund, a new investment portfolio of MFIT.

JPMorgan Balanced Fund, unlike the AVESTA Trust-Balanced Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Balanced Funds Index represents performance of the largest 30 balanced funds. Each of these funds invests in a portfolio of stocks and bonds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. It includes 500 widely held common stocks.

The Lehman Gov't/Credit Index includes the Government and Corporate Bond Indices, including the U.S. Government Treasury and agency securities, corporate and yankee bonds.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes Treasury Issues, agency issues, corporate bond issues and mortgage-backed securities. The indices are unmanaged and reflect the reinvestment of dividends. An individual cannot invest directly in an index.

JPMorgan EQUITY INCOME FUND
         AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Equity Income Fund, which seeks to invest in securities that provide both capital appreciation and current income from large company stocks, fell 8.78% (Class I Shares) for the six months ended June 30, 2001. This compares with a loss of 6.69% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

The first six months of the year was a difficult period for both the markets and this Fund. At a time when stock prices fell back, it was often the low quality companies that lacked the financial characteristics to be considered attractive investments for this Fund that performed best. Partly as a result of this, the Fund underperformed its benchmark.

Ironically, one of the sectors that would be expected to perform best in a period of uncertain earnings growth was actually a weak performer. Healthcare stocks are normally valued at a premium in times of slowing earnings because of their resilience to economic stagnation. But the industry has been beset by bad news, including evidence of growing conservatism at the Food and Drug Administration (FDA) and product setbacks. Merck was one of the Fund's worst performers after it issued a profits warning. Bristol-Myers Squibb and Pfizer also lost value.

Information technology stocks suffered wild price swings during the six months. During the first quarter, many blue chip technology holdings fell back as the extent of the downturn in technology spending became evident. Among the Fund's holdings, Cisco Systems, EMC and Oracle all lost ground. A modest rebound occurred in April, however, and a number of stocks made up lost ground. Microsoft and IBM were two holdings that registered strong gains across the six-month period. Microsoft was particularly buoyant after the threat of an anti-trust inspired break-up was lifted.

Financials, too, fell sharply in the first quarter only to stage a small recovery in the second. There were, however, pockets of resilience in the consumer discretionary, materials and telecommunications sectors. Leading stocks in these sectors included General Motors, May Department Stores, DuPont and AT&T.

LOOKING AHEAD

The equity market is currently in a trading range as participants wait for more conclusive evidence that Federal Reserve's program of rate cuts potentially will stimulate stronger growth later in the year. The most current economic statistics suggest that the economy is no longer in decline. The Fund features a broadly diversified, conservative portfolio of higher quality stocks with good earnings growth potential which have traditionally shown lower volatility than the general market.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                                          16.6%
Financial                                           16.1%
Health Care                                         14.3%
Consumer Cyclicals                                  13.9%
Utilities                                           13.4%
Industrial Cyclical                                  9.3%
Energy                                               7.1%
Consumer Staples                                     6.1%
Basic Materials                                      2.8%
Cash Equivalents & Short Term Paper                  0.4%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (4.7%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. It offers, through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. INTERNATIONAL BUSINESS MACHINES CORP. (4.2%) Provides technologies, systems, products, services, software and financing. The Company offers products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

3. CITIGROUP, INC. (4.2%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. AMERICAN INTERNATIONAL GROUP, INC. (3.9%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in the United States and overseas.

5. MICROSOFT CORP. (3.3%) Develops, manufactures, licenses, sells and supports software products. It offers operating system software, server application software, business and consumer applications software, software development tools and Internet and Intranet software. Microsoft also develops the MSN network of Internet products and services.

6. VERIZON COMMUNICATIONS (3.0%) Provides wireline voice and data services, wireless services, Internet services and published directory information. It also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

7. PFIZER, INC. (2.7%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

8. SBC COMMUNICATIONS, INC. (2.6%) Provides communications services in the United States and in other countries. The Company provides local and long-distance phone service, wireless and data communications, paging, Internet access and messaging, cable and satellite television, security services and telecommunications equipment.

9. SYSCO CORP. (2.5%) Markets and distributes foodservice products throughout the entire United States, as well as portions of Alaska and Canada. The Company provides food and related products and services to restaurants, healthcare and educational facilities, lodging establishments and other foodservice customers.

10. EXXON MOBIL CORP. (2.5%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include the exploration and production of oil and gas, electric power generation, along with coal and minerals operations.


Top 10 equity holdings comprised 33.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                     1 YEAR       5 YEARS       10 YEARS
 CLASS A SHARES
   WITHOUT SALES CHARGE              -13.82%       12.25%        12.59%
   WITH SALES CHARGE *               -18.78%       10.93%        11.92%

 CLASS B SHARES
   WITHOUT CDSC                      -13.99%       12.20%        12.57%
   WITH CDSC **                      -17.17%       11.95%        12.57%

 CLASS C SHARES
   WITHOUT CDSC                      -13.99%       12.20%        12.57%
   WITH CDSC ***                     -14.62%       12.20%        12.57%

 CLASS I SHARES                      -13.54%       12.43%        12.68%

10-YEAR PERFORMANCE (6/30/91 TO 6/30/01)

[CHART]

                       JPMORGAN                 LIPPER EQUITY
             EQUITY INCOME FUND (CLASS I)    INCOME FUNDS INDEX        S&P 500 INDEX
    6/91                $10,000                    $10,000                $10,000
    7/91                $10,378                    $10,379                $10,466
    8/91                $10,577                    $10,611                $10,713
    9/91                $10,556                    $10,621                $10,534
   10/91                $10,720                    $10,787                $10,675
   11/91                $10,306                    $10,463                $10,246
   12/91                $11,134                    $11,294                $11,416
    1/92                $10,763                    $11,258                $11,204
    2/92                $10,963                    $11,403                $11,348
    3/92                $10,792                    $11,251                $11,128
    4/92                $11,098                    $11,545                $11,454
    5/92                $11,127                    $11,663                $11,510
    6/92                $10,964                    $11,564                $11,339
    7/92                $11,313                    $11,954                $11,802
    8/92                $10,985                    $11,805                $11,561
    9/92                $11,185                    $11,898                $11,697
   10/92                $11,214                    $11,872                $11,737
   11/92                $11,614                    $12,159                $12,136
   12/92                $11,763                    $12,394                $12,285
    1/93                $11,878                    $12,595                $12,389
    2/93                $12,127                    $12,851                $12,557
    3/93                $12,533                    $13,245                $12,822
    4/93                $12,247                    $13,138                $12,512
    5/93                $12,440                    $13,339                $12,846
    6/93                $12,725                    $13,483                $12,883
    7/93                $12,881                    $13,592                $12,831
    8/93                $13,409                    $14,051                $13,318
    9/93                $13,323                    $14,063                $13,215
   10/93                $13,430                    $14,236                $13,489
   11/93                $12,930                    $13,985                $13,361
   12/93                $13,208                    $14,237                $13,522
    1/94                $13,693                    $14,681                $13,982
    2/94                $13,222                    $14,317                $13,603
    3/94                $12,709                    $13,744                $13,011
    4/94                $12,723                    $13,924                $13,178
    5/94                $12,794                    $14,083                $13,393
    6/94                $12,623                    $13,876                $13,065
    7/94                $12,994                    $14,267                $13,493
    8/94                $13,237                    $14,742                $14,045
    9/94                $12,802                    $14,464                $13,702
   10/94                $13,109                    $14,542                $14,009
   11/94                $12,545                    $13,998                $13,499
   12/94                $12,766                    $14,106                $13,699
    1/95                $13,030                    $14,358                $14,054
    2/95                $13,465                    $14,821                $14,601
    3/95                $13,836                    $15,170                $15,031
    4/95                $14,263                    $15,535                $15,473
    5/95                $14,691                    $16,011                $16,091
    6/95                $14,883                    $16,224                $16,464
    7/95                $15,512                    $16,669                $17,009
    8/95                $15,583                    $16,874                $17,051
    9/95                $16,231                    $17,399                $17,771
   10/95                $16,002                    $17,152                $17,707
   11/95                $16,594                    $17,874                $18,483
   12/95                $17,066                    $18,315                $18,839
    1/96                $17,458                    $18,735                $19,480
    2/96                $17,558                    $18,871                $19,661
    3/96                $17,872                    $19,109                $19,850
    4/96                $17,986                    $19,285                $20,141
    5/96                $18,294                    $19,570                $20,659
    6/96                $18,365                    $19,600                $20,738
    7/96                $17,616                    $18,959                $19,821
    8/96                $17,995                    $19,387                $20,239
    9/96                $18,844                    $20,101                $21,377
   10/96                $19,308                    $20,575                $21,967
   11/96                $20,462                    $21,750                $23,625
   12/96                $20,120                    $21,611                $23,157
    1/97                $21,382                    $22,402                $24,602
    2/97                $21,440                    $22,711                $24,797
    3/97                $20,670                    $21,975                $23,780
    4/97                $21,939                    $22,630                $25,197
    5/97                $23,052                    $23,933                $26,737
    6/97                $24,193                    $24,838                $27,927
    7/97                $26,019                    $26,333                $30,147
    8/97                $24,528                    $25,491                $28,459
    9/97                $25,661                    $26,783                $30,015
   10/97                $24,927                    $25,998                $29,013
   11/97                $25,882                    $26,862                $30,356
   12/97                $26,366                    $27,482                $30,878
    1/98                $26,601                    $27,471                $31,218
    2/98                $28,242                    $28,954                $33,469
    3/98                $29,493                    $30,266                $35,182
    4/98                $30,001                    $30,251                $35,541
    5/98                $29,407                    $29,879                $34,930
    6/98                $30,442                    $30,121                $36,348
    7/98                $30,082                    $29,344                $35,963
    8/98                $26,217                    $25,805                $30,766
    9/98                $27,984                    $27,131                $32,738
   10/98                $30,016                    $28,735                $35,397
   11/98                $31,786                    $29,950                $37,542
   12/98                $33,268                    $30,717                $39,704
    1/99                $33,421                    $30,677                $41,364
    2/99                $33,227                    $30,110                $40,077
    3/99                $34,144                    $30,745                $41,680
    4/99                $35,991                    $32,928                $43,293
    5/99                $35,189                    $32,467                $42,272
    6/99                $36,747                    $33,489                $44,618
    7/99                $35,939                    $32,642                $43,226
    8/99                $36,119                    $31,882                $43,010
    9/99                $34,847                    $30,753                $41,831
   10/99                $36,450                    $31,789                $44,479
   11/99                $36,691                    $31,611                $45,382
   12/99                $37,615                    $32,003                $48,050
    1/00                $36,716                    $30,790                $45,638
    2/00                $35,508                    $29,057                $44,776
    3/00                $38,619                    $31,745                $49,155
    4/00                $38,152                    $31,503                $47,675
    5/00                $37,553                    $31,979                $46,698
    6/00                $38,157                    $31,292                $47,847
    7/00                $37,596                    $31,473                $47,100
    8/00                $39,612                    $33,317                $50,025
    9/00                $37,663                    $33,244                $47,384
   10/00                $38,051                    $33,942                $47,185
   11/00                $35,889                    $32,747                $43,467
   12/00                $36,166                    $34,388                $43,680
    1/01                $36,328                    $34,673                $45,230
    2/01                $33,778                    $33,515                $41,110
    3/01                $31,883                    $32,289                $38,508
    4/01                $34,160                    $33,964                $41,496
    5/01                $34,211                    $34,555                $41,774
    6/01                $32,995                    $33,698                $40,759

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Class I Shares of JPMorgan Equity Income, the Standard & Poor's 500 Index and the Lipper Equity Income Funds Index from June 30, 1991 to June 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Class I Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

Class I Shares, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called Investor Shares, commenced operations on 8/24/98. The performance for Class A prior to the commencement date is based on the performance of the Class I Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Class I Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Equity Income Fund, formerly Chase Equity Income Fund, is the successor to the AVESTA Trust Equity Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Income Fund, a new investment portfolio of MFIT.

JPMorgan Equity Income Fund, unlike the AVESTA Equity Income Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Equity Income Funds Index represents the 30 largest funds that invest in equity income stocks.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. It includes 500 widely held common stocks. An individual cannot invest directly in an index.

JPMorgan CORE EQUITY FUND
         AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Core Equity Fund, which seeks to maximize long-term capital appreciation through a diversified portfolio of large-cap stocks, fell 10.34% (Class I Shares) for the six months ended June 2001. This compares with a loss of 6.69% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a period where small and mid-capitalization stocks clearly outperformed large cap stocks, the Fund underperformed its benchmark. As a large cap core Fund with a growth stock bias, it suffered in the first quarter as investors continued to question the assumptions underpinning earnings and valuations of growth stocks. By April, stocks rallied as the market speculated that Federal Reserve rate cuts -- combined with the Bush administration's tax cuts -- would stimulate stronger economic growth later in the year. The rally was insufficient, however, to make up for earlier losses.

The first quarter's greatest losses were concentrated in information technology. As the extent of the technology spending downturn became evident, it hurt even the blue chip names that had previously been considered fairly resistant. The biggest losers were stalwarts like Cisco Systems, EMC and Oracle. It is worth noting, however, that Microsoft rose with news that it would not be forced to de-merge. Additionally, some semiconductor stocks rebounded from low valuations.


Financials also saw first quarter losses largely in response to falling trading volumes. One of the worst performers was Charles Schwab, the retail brokerage company that had benefited from soaring trading volumes in the late 1990s. American Express and American International Group fell, as did the Wall Street brokerages Merrill Lynch and Morgan Stanley Dean Witter. Other first quarter losses were experienced in the healthcare and consumer staples sectors.

Holdings in lower capitalization stocks performed well. Stocks that stood out included Bed Bath & Beyond, Best Buy, and Tricon Global Restaurants. These gained from being part of the consumer discretionary sector, which typically does well at times when interest rates are cut.

LOOKING AHEAD

The Fund should benefit from the addition of a number of lower, but still large, capitalization stocks. These currently represent better value than mega-capitalization companies and often have superior growth prospects. Generally speaking, however, performance will depend upon whether the economy recovers in the coming quarters. Rate cuts may begin to stimulate growth, and tax cuts can only add to this. In this case, negative earnings surprises would start to be replaced with announcements of better than expected profits.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                       21.0%
Consumer Cyclicals                               18.9%
Financial                                        17.5%
Health Care                                      13.0%
Industrial Cyclical                               7.6%
Utilities                                         7.2%
Energy                                            6.8%
Consumer Staples                                  4.1%
Basic Materials                                   1.5%
Cash Equivalents & Short Term Paper               1.3%
Transportation                                    1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (4.7%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. It offers, through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (4.2%) Develops, manufactures licenses, sells, and supports software products. It offers operating system software, server application software, business and consumer applications software, software development tools and Internet and Intranet software. Microsoft also develops the MSN network of Internet products and services.

3. CITIGROUP, INC. (3.1%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. PFIZER, INC. (2.9%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

5. EXXON MOBIL CORP. (2.8%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include the exploration and production of oil and gas, electric power generation and coal and minerals operations.

6. INTERNATIONAL BUSINESS MACHINES CORP. (2.5%) Provides technologies, systems, products, services, software and financing. It offers products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. AOL TIME WARNER, INC. (2.4%) A global company that delivers entertainment, news and Internet brands across converging media platforms. It conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

8. INTEL CORP. (2.3%) Designs, manufactures and sells computer components and related products. Major products include chipsets, microprocessors, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, system management software, conferencing products and digital imaging products.

9. WAL-MART STORES, INC. (2.2%) Operates discount stores and Supercenters as well as Sam's Clubs, which offers merchandise such as apparel, housewares, small appliances, electronics and hardware.

10. KLA-TENCOR CORP. (2.1%) Manufactures yield management and process monitoring systems for the semiconductor industry. Its systems are used to analyze product and process quality at critical steps in the manufacture of circuits and provide feedback so that fabrication problems can be identified. It operates sales, service and application centers worldwide.

Top 10 equity holdings comprised 29.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                                SINCE
                                                              INCEPTION
                                     1 YEAR       5 YEARS      (4/1/93)
 CLASS A SHARES
   WITHOUT SALES CHARGE              -22.04%       13.54%        12.79%
   WITH SALES CHARGE *               -26.52%       12.21%        11.99%

 CLASS B SHARES
   WITHOUT CDSC                      -22.20%       13.49%        12.77%
   WITH CDSC **                      -25.82%       13.25%        12.77%

 CLASS C SHARES
   WITHOUT CDSC                      -22.20%       13.49%        12.77%
   WITH CDSC ***                     -22.93%       13.49%        12.77%

 CLASS I SHARES                      -21.81%       13.71%        12.90%

[CHART]

LIFE OF FUND PERFORMANCE (4/1/93 TO 6/30/01)

        Core Equity Fund (Class I)     JPMorgan Lipper Large-Cap     Core Funds Index S&P 500 Index
4/93    $10,000                        $10,000                       $10,000
4/93    $ 9,800                        $ 9,813                       $ 9,758
5/93    $ 9,900                        $10,067                       $10,019
6/93    $10,010                        $10,121                       $10,048
7/93    $10,040                        $10,082                       $10,007
8/93    $10,470                        $10,454                       $10,387
9/93    $10,549                        $10,454                       $10,307
10/9    $10,719                        $10,616                       $10,520
11/9    $10,539                        $10,448                       $10,420
12/9    $10,799                        $10,688                       $10,546
1/94    $10,940                        $11,032                       $10,905
2/94    $10,650                        $10,824                       $10,609
3/94    $10,199                        $10,326                       $10,148
4/94    $10,259                        $10,426                       $10,278
5/94    $10,379                        $10,508                       $10,445
6/94    $10,099                        $10,231                       $10,189
7/94    $10,369                        $10,537                       $10,523
8/94    $10,739                        $10,914                       $10,954
9/94    $10,569                        $10,684                       $10,687
10/9    $10,589                        $10,857                       $10,926
11/9    $10,220                        $10,474                       $10,528
12/9    $10,360                        $10,572                       $10,684
1/95    $10,440                        $10,758                       $10,961
2/95    $10,760                        $11,128                       $11,387
3/95    $11,040                        $11,405                       $11,723
4/95    $11,109                        $11,656                       $12,068
5/95    $11,339                        $12,032                       $12,549
6/95    $11,630                        $12,349                       $12,840
7/95    $12,200                        $12,770                       $13,265
8/95    $12,159                        $12,789                       $13,299
9/95    $12,489                        $13,267                       $13,860
10/9    $12,329                        $13,206                       $13,810
11/9    $12,969                        $13,723                       $14,415
12/9    $13,009                        $13,930                       $14,693
1/96    $13,459                        $14,339                       $15,193
2/96    $13,599                        $14,514                       $15,334
3/96    $13,749                        $14,647                       $15,481
4/96    $13,879                        $14,859                       $15,709
5/96    $14,179                        $15,155                       $16,112
6/96    $14,310                        $15,176                       $16,174
7/96    $13,650                        $14,555                       $15,459
8/96    $13,930                        $14,886                       $15,785
9/96    $14,540                        $15,657                       $16,672
10/9    $15,089                        $15,968                       $17,132
11/9    $16,220                        $17,003                       $18,426
12/9    $15,939                        $16,690                       $18,061
1/97    $16,969                        $17,603                       $19,188
2/97    $16,999                        $17,582                       $19,339
3/97    $16,329                        $16,829                       $18,546
4/97    $17,409                        $17,762                       $19,652
5/97    $18,338                        $18,840                       $20,853
6/97    $19,129                        $19,657                       $21,780
7/97    $20,889                        $21,210                       $23,512
8/97    $19,569                        $20,131                       $22,195
9/97    $20,668                        $21,168                       $23,409
10/9    $20,028                        $20,516                       $22,628
11/9    $20,837                        $21,186                       $23,675
12/9    $21,247                        $21,572                       $24,082
1/98    $21,528                        $21,786                       $24,347
2/98    $22,837                        $23,330                       $26,103
3/98    $23,784                        $24,485                       $27,439
4/98    $24,115                        $24,732                       $27,719
5/98    $23,724                        $24,309                       $27,242
6/98    $25,015                        $25,464                       $28,348
7/98    $24,715                        $25,258                       $28,048
8/98    $21,289                        $21,477                       $23,995
9/98    $22,626                        $22,544                       $25,533
10/9    $24,119                         24,235                       $27,606
11/9    $25,653                         25,677                       $29,279
12/9    $27,821                         27,382                       $30,966
1/99    $29,290                        $28,340                       $32,260
2/99    $28,534                        $27,465                       $31,257
3/99    $29,858                        $28,569                       $32,507
4/99    $30,593                        $29,334                       $33,765
5/99    $29,608                        $28,557                       $32,968
6/99    $31,535                        $30,150                       $34,798
7/99    $30,832                        $29,267                       $33,712
8/99    $30,706                        $28,968                       $33,544
9/99    $29,821                        $28,183                       $32,625
10/9    $31,754                        $29,911                       $34,690
11/9    $32,383                        $30,644                       $35,394
12/9    $34,465                        $32,682                       $37,475
1/00    $33,055                        $31,361                       $35,594
2/00    $32,873                        $31,352                       $34,921
3/00    $36,016                        $34,076                       $38,336
4/00    $34,820                        $32,962                       $37,183
5/00    $33,229                        $32,122                       $36,420
6/00    $34,791                        $33,297                       $37,316
7/00    $34,704                        $32,778                       $36,734
8/00    $36,501                        $35,039                       $39,015
9/00    $34,085                        $33,175                       $36,955
10/0    $33,625                         32,790                       $36,800
11/0    $30,555                         29,905                       $33,900
12/0    $30,335                         30,270                       $34,066
1/01    $31,060                        $31,126                       $35,276
2/01    $27,935                        $28,229                       $32,062
3/01    $25,890                        $26,495                       $30,033
4/01    $28,063                        $28,509                       $32,363
5/01    $27,959                        $28,669                       $32,580
6/01    $27,206                        $27,906                       $31,788

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Class I Shares of JPMorgan Core Equity Fund, the Standard & Poor's 500 Index and the Lipper Large-Cap Core Funds Index from April 1, 1993 to June 30, 2001. The performance of the Fund assumed the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Class I Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

Class I Shares, which were formerly called Premier Shares, commenced operations on 4/1/93. Class A Shares, which were formerly called the Investor Shares, commenced operations on 9/10/98. The performance for Class A prior to the commencement date is based on the performance of the Class I Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Class I Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Core Equity Fund, formerly Chase Core Equity Fund, is the successor to the AVESTA Trust Core Equity Income Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase

Core Equity Fund, a new investment portfolio of MFIT.

JPMorgan Core Equity Fund, unlike the AVESTA Core Equity Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Large-Cap Core Funds Index consists of funds that invest in both growth and value stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard and Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. An individual cannot invest directly in the index.

JPMorgan EQUITY GROWTH FUND
         AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Equity Growth Fund, which seeks capital appreciation through a portfolio of large capitalization growth stocks, fell 11.49% (Class I Shares) for the six months ended June 30, 2001. This compares with a loss of 11.04% for the S&P 500/BARRA Growth Index.

HOW THE FUND WAS MANAGED

At a time when large cap growth stocks came under considerable selling pressure, the Fund marginally underperformed its benchmark. Technology stocks fell swiftly in the first few months of the year, as the extent of the downturn in technology spending became clear. This led to the Fund underperforming its benchmark in the first quarter. Decisive action to reduce the technology weight, however, helped the Fund outperform in the second quarter to bring first half performance close to that of the S&P 500/BARRA Growth Index.

The information technology sector experienced a roller coaster ride. In the first quarter, it corrected sharply, with large losses experienced by blue chips like Cisco Systems, EMC and Oracle. But the sector rebounded in April, as investors speculated that the powerful combination of interest rate and tax cuts would spark an economic revival. Over the course of the half-year, Microsoft was one of the portfolio's leading performers, as the threat of an anti-trust inspired break-up was lifted. IBM also did well, as did semiconductor stocks KLA-Tencor and Novellus Systems.

Ironically, healthcare stocks performed surprisingly poorly at a time when they should have represented a safe haven. In times of weak economic growth, stocks such as these with relatively stable earnings growth have tended to perform well. But the industry has been beset by bad news, including evidence of growing conservatism at the Food and Drug Administration (FDA) and product setbacks. Merck was one of the Fund's worst performers after it issued a profits warning. Amgen, Bristol-Myers Squibb and Pfizer also lost value.

There were, however, strong performances from a number of the smaller holdings in the consumer discretionary sector. These included Bed Bath & Beyond, Best Buy, BJ's Wholesale Club and Tricon Global. Such stocks benefited from relatively low valuations.

LOOKING AHEAD

While corporate earnings announcements may bring further negative surprises, the manager is cautiously optimistic. Following the equity market's one-year decline, stocks are now more fairly valued. Consumer confidence and unemployment statistics suggest that the economy is not currently in decline. Should the Fed's rate cuts be effective, there could be clear signs of recovery later this year.

[CHART]
PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                                   33.9%
Consumer Cyclicals                                           21.4%
Health Care                                                  21.0%
Financial                                                    10.8%
Industrial Cyclical                                           5.3%
Consumer Staples                                              3.5%
Energy                                                        2.6%
Utilities                                                     0.9%
Cash Equivalents & Short Term Paper                           0.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (8.5%) Develops, manufactures licenses, sells and supports software products. It offers operating system software, server application software, business and consumer applications software, software development tools and Internet and Intranet software. Microsoft also develops the MSN network of Internet products and services.

2. GENERAL ELECTRIC CO. (5.3%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. It offers, through General Electric Capital Services, Inc., a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. PFIZER, INC. (5.0%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

4. INTERNATIONAL BUSINESS MACHINES CORP. (4.5%) Provides technologies, systems, products, services, software and financing. The Company offers products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

5. INTEL CORP. (4.5%) Designs, manufactures and sells computer components and related products. Major products include chipsets, microprocessors, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, system management software, conferencing products and digital imaging products.

6. WAL-MART STORES, INC. (4.2%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

7. MERRILL LYNCH & CO., INC. (4.2%) Provides a variety of financial and investment services through offices around the world. The Company serves the needs of both individual and institutional clients with a diverse range of financial services including personal financial planning, trading and brokering, banking and lending and insurance.

8. GOLDMAN SACHS GROUP, INC. (3.5%) Specializes in investment banking, trading and principal investments, asset management and securities services. It provides services to corporations, financial institutions, governments and high-net worth individuals.

9. TRICON GLOBAL RESTAURANTS, INC. (3.3%) Owns and franchises approximately 30,000 quick-service restaurants in 100 countries and territories. Its restaurants include Pizza Hut, KFC and Taco Bell.

10. MERCK & CO., INC. (3.0%) Discovers, develops, manufactures and markets a broad range of human and animal health products. It also provides pharmaceutical benefit services.

Top 10 equity holdings comprised 46.0% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
 CLASS A SHARES
   WITHOUT SALES CHARGE              -33.84%       13.42%        12.55%
   WITH SALES CHARGE *               -37.64%       12.08%        11.89%

 CLASS B SHARES
   WITHOUT CDSC                      -34.00%       13.36%        12.53%
   WITH CDSC **                      -36.58%       13.12%        12.53%

 CLASS C SHARES
   WITHOUT CDSC                      -34.06%       13.34%        12.52%
   WITH CDSC ***                     -34.57%       13.34%        12.52%

 CLASS I SHARES                      -33.69%       13.58%        12.64%

[CHART]

10-YEAR PERFORMANCE (6/30/91 TO 6/30/01)

                         JPMORGAN                 LIPPER LARGE-CAP        S&P 500/BARRA
               EQUITY GROWTH FUND (CLASS I)      GROWTH FUNDS INDEX       GROWTH INDEX
    6/91                 $10,000                       $10,000               $10,000
    7/91                 $10,435                       $10,549               $10,535
    8/91                 $10,741                       $10,908               $10,874
    9/91                 $10,591                       $10,796               $10,636
   10/91                 $10,796                       $10,968               $10,766
   11/91                 $10,299                       $10,577               $10,491
   12/91                 $11,605                       $11,836               $11,970
    1/92                 $11,408                       $11,815               $11,549
    2/92                 $11,585                       $11,890               $11,618
    3/92                 $11,326                       $11,492               $11,348
    4/92                 $11,272                       $11,435               $11,468
    5/92                 $11,395                       $11,558               $11,558
    6/92                 $10,987                       $11,221               $11,319
    7/92                 $11,402                       $11,627               $11,829
    8/92                 $11,253                       $11,423               $11,693
    9/92                 $11,382                       $11,628               $11,831
   10/92                 $11,519                       $11,863               $12,008
   11/92                 $12,064                       $12,468               $12,494
   12/92                 $12,357                       $12,651               $12,576
    1/93                 $12,405                       $12,705               $12,440
    2/93                 $12,140                       $12,475               $12,339
    3/93                 $12,446                       $12,873               $12,513
    4/93                 $11,983                       $12,476               $11,937
    5/93                 $12,371                       $12,947               $12,361
    6/93                 $12,363                       $13,051               $12,256
    7/93                 $12,138                       $12,962               $12,004
    8/93                 $12,567                       $13,500               $12,442
    9/93                 $12,499                       $13,702               $12,252
   10/93                 $12,554                       $13,859               $12,707
   11/93                 $12,349                       $13,579               $12,699
   12/93                 $12,662                       $14,001               $12,787
    1/94                 $12,968                       $14,511               $13,061
    2/94                 $12,826                       $14,276               $12,827
    3/94                 $12,233                       $13,578               $12,235
    4/94                 $12,185                       $13,644               $12,290
    5/94                 $12,294                       $13,726               $12,490
    6/94                 $12,090                       $13,214               $12,224
    7/94                 $12,423                       $13,593               $12,614
    8/94                 $12,866                       $14,291               $13,288
    9/94                 $12,648                       $13,950               $13,098
   10/94                 $12,859                       $14,308               $13,403
   11/94                 $12,458                       $13,780               $12,963
   12/94                 $12,547                       $13,887               $13,187
    1/95                 $12,670                       $13,995               $13,514
    2/95                 $13,071                       $14,477               $14,041
    3/95                 $13,418                       $14,888               $14,482
    4/95                 $13,568                       $15,294               $14,859
    5/95                 $13,902                       $15,801               $15,391
    6/95                 $14,541                       $16,608               $15,980
    7/95                 $15,201                       $17,512               $16,490
    8/95                 $15,215                       $17,610               $16,436
    9/95                 $15,460                       $18,263               $17,248
   10/95                 $15,372                       $18,159               $17,386
   11/95                 $15,745                       $18,731               $18,011
   12/95                 $15,786                       $18,738               $18,215
    1/96                 $16,228                       $19,289               $18,911
    2/96                 $16,576                       $19,723               $19,083
    3/96                 $16,650                       $19,733               $19,003
    4/96                 $17,188                       $20,203               $19,373
    5/96                 $17,657                       $20,799               $20,086
    6/96                 $17,392                       $20,612               $20,337
    7/96                 $16,331                       $19,509               $19,400
    8/96                 $16,821                       $20,094               $19,687
    9/96                 $17,733                       $21,493               $21,053
   10/96                 $18,026                       $21,761               $21,510
   11/96                 $19,237                       $23,169               $23,117
   12/96                 $19,025                       $22,595               $22,583
    1/97                 $20,726                       $24,027               $24,351
    2/97                 $20,795                       $23,681               $24,556
    3/97                 $19,651                       $22,469               $23,389
    4/97                 $21,256                       $23,702               $25,277
    5/97                 $22,623                       $25,312               $26,776
    6/97                 $23,610                       $26,372               $28,133
    7/97                 $25,692                       $28,893               $30,361
    8/97                 $24,025                       $27,319               $28,342
    9/97                 $25,562                       $28,827               $29,788
   10/97                 $24,616                       $27,826               $28,891
   11/97                 $25,712                       $28,444               $30,422
   12/97                 $26,100                       $28,831               $30,797
    1/98                 $26,706                       $29,341               $31,831
    2/98                 $28,372                       $31,583               $34,044
    3/98                 $29,467                       $33,052               $35,804
    4/98                 $29,971                       $33,607               $36,104
    5/98                 $29,629                       $32,854               $35,379
    6/98                 $31,908                       $34,733               $37,898
    7/98                 $31,732                       $34,716               $37,875
    8/98                 $27,096                       $29,047               $32,947
    9/98                 $28,963                       $31,159               $35,152
   10/98                 $31,202                       $33,168               $38,101
   11/98                 $33,455                       $35,447               $40,680
   12/98                 $36,897                       $39,346               $43,776
    1/99                 $39,823                       $41,900               $46,451
    2/99                 $38,047                       $40,178               $44,630
    3/99                 $40,048                       $42,460               $46,790
    4/99                 $38,891                       $42,604               $46,701
    5/99                 $38,129                       $41,194               $45,337
    6/99                 $41,263                       $44,057               $48,583
    7/99                 $40,170                       $42,673               $47,048
    8/99                 $40,274                       $42,682               $47,702
    9/99                 $39,758                       $42,251               $46,891
   10/99                 $42,705                       $45,491               $50,136
   11/99                 $44,524                       $47,739               $52,282
   12/99                 $48,642                       $53,043               $56,151
    1/00                 $46,672                       $50,915               $52,434
    2/00                 $49,351                       $53,594               $53,535
    3/00                 $52,046                       $57,356               $58,487
    4/00                 $49,709                       $52,917               $55,592
    5/00                 $45,394                       $49,726               $53,324
    6/00                 $49,575                       $53,013               $57,627
    7/00                 $48,112                       $51,936               $55,062
    8/00                 $51,577                       $56,429               $58,250
    9/00                 $45,202                       $52,123               $52,565
   10/00                 $42,901                       $49,366               $51,199
   11/00                 $37,937                       $42,741               $45,756
   12/00                 $37,144                       $42,476               $43,775
    1/01                 $39,002                       $43,712               $45,022
    2/01                 $33,467                       $36,946               $39,732
    3/01                 $30,275                       $33,107               $36,152
    4/01                 $33,768                       $36,663               $39,384
    5/01                 $33,322                       $36,384               $39,479
    6/01                 $32,873                       $35,336               $38,942

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

This chart represents the comparative performance for $10,000 invested in Class I Shares of JPMorgan Equity Growth Fund, the Standard and Poor's 500/BARRA Growth Index and Lipper Large-Cap Growth Funds Index from June 30, 1991 to June 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Class I Shares carry a $1,000,000 minimum initial investment and carry no sales charge.

Class I Shares, which were formerly called Premier Shares, commenced operations on 3/29/88. Class A Shares, which were formerly called Investor Shares, commenced operations on 8/13/98. The performance for Class A prior to the commencement date is based on the performance of the Class I Shares of the Fund. Investors should note that the actual returns for Class A would have been lower than shown because Class A Shares have higher expenses than Class I Shares.

Class B and C Shares were introduced on 2/16/01. Investors should note that the information presented for Class B and C Shares prior to their introduction is based on the historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B and C Shares.

JPMorgan Equity Growth Fund, formerly Chase Equity Growth Fund, is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment Trust ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Growth Fund, a new investment portfolio of MFIT.

JPMorgan Equity Growth Fund, unlike the AVESTA Equity Growth Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Large-Cap Growth Funds Index consists of funds that invest in large-cap growth stocks. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard and Poor's 500/BARRA Growth Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. An individual cannot invest directly in an index.

JPMorgan BALANCED FUND
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- 91.4%
---------------------------------------------------------------------------------
                Common Stock -- 54.3%
                --------------------------------
                Aerospace -- 0.9%
        26      Boeing Co.                                             $   1,423

                Airlines -- 0.6%
        55      Southwest Airlines, Inc.                                   1,014

                Banking -- 2.4%
        17      Bank of America Corp.                                      1,010
        28      Bank of New York Co., Inc.                                 1,335
        15      SunTrust Banks, Inc.                                         941
        12      Wells Fargo & Co.                                            575
                                                                       ----------
                                                                           3,861

                Biotechnology -- 0.4%
        11      Amgen, Inc.*                                                 669

                Broadcasting/Cable -- 0.7%
        25      Comcast Corp., Class A*                                    1,063

                Business Services -- 0.7%
        36      Sungard Data Systems, Inc.*                                1,086

                Computer Networks -- 0.7%
        66      Cisco Systems, Inc.*                                       1,203

                Computer Software -- 4.0%
        15      First Data Corp.                                             948
        52      Microsoft Corp.*                                           3,786
        56      Oracle Corp.*                                              1,071
        17      Symantec Corp.*                                              735
                                                                       ----------
                                                                           6,540

                Computers/Computer Hardware -- 2.1%
        24      EMC Corp.*                                                   699
        20      International Business Machines Corp.                      2,261
        34      Sun Microsystems, Inc.*                                      528
                                                                       ----------
                                                                           3,488

                Consumer Products -- 1.2%
        23      Philip Morris Companies, Inc.                              1,174
        12      Procter & Gamble Co.                                         791
                                                                       ----------
                                                                           1,965

                Diversified -- 3.5%
        86      General Electric Co.                                       4,194
        28      Tyco International LTD (Bermuda)                           1,515
                                                                       ----------
                                                                           5,709

                Financial Services -- 5.9%
        19      American Express Co.                                         735
         9      Capital One Financial Corp.                                  524
        53      Citigroup, Inc.                                            2,824
        22      Fannie Mae                                                 1,881
         5      Goldman Sachs Group, Inc.                                    423
        23      Household International, Inc.                              1,512
        17      Merrill Lynch & Co., Inc.                                  1,021
        12      Morgan Stanley Dean Witter & Co.                             784
                                                                       ----------
                                                                           9,704

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Food/Beverage Products -- 2.3%
        17      Anheuser-Busch Companies, Inc.                         $     718
        15      Coca-Cola Co.                                                669
        12      Kraft Foods, Inc.*                                           381
        26      Pepsi Bottling Group, Inc.                                 1,059
        20      PepsiCo, Inc.                                                905
                                                                       ----------
                                                                           3,732

                Health Care/Health Care Services -- 0.7%
        11      Biomet, Inc.                                                 526
        11      Tenet Healthcare Corp.*                                      552
                                                                       ----------
                                                                           1,078

                Insurance -- 1.3%
        19      American International Group, Inc.                         1,627
         9      MBIA, Inc.                                                   528
                                                                       ----------
                                                                           2,155

                Manufacturing -- 0.7%
        18      Illinois Tool Works, Inc.                                  1,116

                Metals/Mining -- 0.8%
        34      Alcoa, Inc.                                                1,333

                Multi-Media -- 2.3%
        41      AOL Time Warner, Inc.*                                     2,155
        14      Gannett Co., Inc.                                            891
        14      Viacom, Inc., Class B*                                       700
                                                                       ----------
                                                                           3,746

                Oil & Gas -- 3.3%
        29      BJ Services Co.*                                             817
         7      Chevron Corp.                                                627
        29      Exxon Mobil Corp.                                          2,513
        25      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      1,458
                                                                       ----------
                                                                           5,415

                Pharmaceuticals -- 6.0%
        26      Abbott Laboratories                                        1,230
        14      American Home Products Corp.                                 799
        20      Bristol-Myers Squibb Co.                                   1,043
        12      Eli Lilly & Co.                                              888
        25      Johnson & Johnson                                          1,238
        23      Merck & Co., Inc.                                          1,473
        65      Pfizer, Inc.                                               2,592
        14      Pharmacia Corp.                                              659
                                                                       ----------
                                                                           9,922

                Pipelines -- 0.4%
        14      El Paso Corp.                                                718

                Restaurants/Food Services -- 0.6%
        21      Tricon Global Restaurants, Inc.*                             914

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Retailing -- 5.0%
        39      Bed Bath & Beyond, Inc.*                               $   1,157
        23      Best Buy Co., Inc.*                                        1,467
        18      Home Depot, Inc.                                             819
        12      Kohl's Corp.*                                                746
        27      Target Corp.                                                 936
        40      Wal-Mart Stores, Inc.                                      1,943
        30      Walgreen Co.                                               1,015
                                                                       ----------
                                                                           8,083

                Semi-Conductors -- 3.8%
        18      Applied Materials, Inc.*                                     894
        71      Intel Corp.                                                2,063
        33      KLA-Tencor Corp.*                                          1,925
        10      Novellus Systems, Inc.*                                      568
        24      Texas Instruments, Inc.                                      742
                                                                       ----------
                                                                           6,192

                Telecommunications -- 2.7%
        17      AT&T Corp.                                                   373
        26      BellSouth Corp.                                            1,036
        35      SBC Communications, Inc.                                   1,398
        29      Verizon Communications, Inc.                               1,562
                                                                       ----------
                                                                           4,369

                Utilities -- 1.3%
        13      AES Corp.*                                                   556
        40      Duke Energy Corp.                                          1,574
                                                                       ----------
                                                                           2,130

                -----------------------------------------------------------------
                Total Common Stock                                        88,628
                (Cost $90,501)
                -----------------------------------------------------------------

   PRINCIPAL
    AMOUNT
    (USD)
                U.S. Treasury Securities -- 9.8%
                --------------------------------
                U.S. Treasury Notes & Bonds,
    $7,875       4.63%, 02/28/03                                           7,926
     4,055       5.13%, 12/31/02                                           4,112
     3,720       6.25%, 08/15/23                                           3,871
       100       6.50%, 03/31/02                                             102
                -----------------------------------------------------------------
                Total U.S. Treasury Securities                            16,011
                (Cost $16,091)
                -----------------------------------------------------------------

                U.S. Government Agency Securities -- 4.1%
                -----------------------------------------
        70      Federal Home Loan Mortgage Corp., 5.13%,
                 10/15/08                                                     67
                Federal National Mortgage Association,
       600       5.13%, 02/13/04                                             603
     4,895       5.50%, 02/15/06                                           4,883
     1,025      Tennessee Valley Authority, 6.75%, 11/01/25                1,045
                -----------------------------------------------------------------
                Total U.S. Government Agency Securities                    6,598
                (Cost $6,585)
                -----------------------------------------------------------------

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Corporate Notes & Bonds -- 11.0%
                --------------------------------
                Automotive -- 1.0%
                Ford Motor Credit Co.,
   $   500       5.80%, 01/12/09                                       $     461
       225       6.25%, 12/08/05                                             224
       555       7.38%, 02/01/11                                             562
       425      General Motors Acceptance Corp., 7.25%, 03/02/11             432
                                                                       ----------
                                                                           1,679

                Banking -- 1.0%
       545      Bank of America Corp., 7.40%, 01/15/11                       567
       340      Bank One Corp., 7.88%, 08/01/10                              364
       430      First Union National Bank, 7.80%, 08/18/10                   457
       325      Wells Fargo Bank, N.A., 6.45%, 02/01/11                      319
                                                                       ----------
                                                                           1,707

                Broadcasting/Cable -- 0.2%
       165      Clear Channel Communications, 7.65%, 09/15/10                171
       165      COX Communications, Inc., 6.75%, 03/15/11                    161
                                                                       ----------
                                                                             332

                Computers/Computer Hardware -- 0.6%
     1,075      International Business Machines Corp., 6.50%,
                 01/15/28                                                  1,001

                Diversified -- 0.6%
     1,000      Textron, Inc., 6.38%, 07/15/04                             1,013

                Financial Services -- 1.7%
       225      Cit Group, Inc., 6.50%, 02/07/06                             228
                Citigroup, Inc.,
       300       7.00%, 12/01/25                                             294
       160       7.25%, 10/01/10                                             166
                Household Finance Corp.,
       825       5.88%, 09/25/04                                             829
        85       6.75%, 05/15/11                                              84
       110      Merrill Lynch & Co., Inc., 6.00%, 02/17/09                   106
       170      Morgan Stanley Dean Witter, 6.10%, 04/15/06                  170
       800      National Rural Utilities Cooperative Finance Corp.,
                 5.50%, 01/15/05                                             789
                                                                       ----------
                                                                           2,666

                Food/Beverage Products -- 0.5%
       500      Anheuser-Busch Companies, Inc., 6.75%, 08/01/03              518
       115      Kroger Co., 7.50%, 04/01/31                                  112
       165      Safeway, Inc., 6.50%, 03/01/11                               161
                                                                       ----------
                                                                             791

                Insurance -- 0.1%
       215      AXA Financial, Inc., 7.75%, 08/01/10                         229

                Multi-Media -- 0.2%
       410      AOL Time Warner, Inc., 6.75%, 04/15/11                       402

                Oil & Gas -- 0.4%
       700      BP Amoco PLC (United Kingdom), 6.50%, 08/01/07               716

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Pharmaceuticals -- 0.8%
   $   600      Abbott Laboratories, 5.60%, 10/01/03                   $     608
       800      Pharmacia Corp., 5.88%, 12/01/08                             778
                                                                       ----------
                                                                           1,386

                Retailing -- 1.7%
       500      Dayton-Hudson Corp., 6.40%, 02/15/03                         512
     1,180      May Department Stores Co., 7.45%, 09/15/11                 1,225
       900      Wal-Mart Stores, Inc., 6.55%, 08/10/04                       936
                                                                       ----------
                                                                           2,673

                Telecommunications -- 1.6%
       500      AT&T Corp., 5.63%, 03/15/04                                  497
       100      BellSouth Capital Funding, 7.88%, 02/15/30                   107
       185      British Telecom PLC (United Kingdom), 8.63%,
                 12/15/30                                                    201
                Deutsche Telekom International Finance BV
                 (Netherlands),
       220       8.00%, 06/15/10                                             228
        65       8.25%, 06/15/30                                              66
                France Telecom SA (France),
       300       #, 7.75%, 03/01/11                                          305
        15       #, 8.50%, 03/01/31                                           16
       300      GTE Corp., 6.94%, 04/15/28                                   282
       150      Koninklijke KPN NV (Netherlands), 8.38%, 10/01/30            137
       245      Qwest Capital Funding, Inc., 6.88%, 07/15/28                 213
       290      Sprint Capital Corp., 7.63%, 01/30/11                        287
       110      Worldcom, Inc., 7.50%, 05/15/11                              107
                                                                       ----------
                                                                           2,446

                Utilities -- 0.6%
       600      Baltimore Gas & Electric Co., Ser. D, MTN, 6.90%,
                 02/01/05                                                    622
       400      Wisconsin Electric Power, 6.50%, 06/01/28                    357
                                                                       ----------
                                                                             979

                -----------------------------------------------------------------
                Total Corporate Notes & Bonds                             18,020
                (Cost $17,804)
                -----------------------------------------------------------------

                Residential Mortgage Backed Securities -- 9.9%
                ----------------------------------------------
                Mortgage Backed Pass-Through Securities -- 9.9%
                Federal Home Loan Mortgage Corp.,
       876       Gold Pool C00970, 7.00%, 04/01/30                           881
     1,446       Gold Pool C28259, 6.50%, 06/01/29                         1,426
     2,486       Gold Pool C32996, 7.00%, 11/01/29                         2,500
     1,085       Gold Pool E00532, 6.50%, 02/01/13                         1,089
                Federal National Mortgage Association,
       665       Pool 535157, 6.50%, 01/25/30                                655
     1,572       Pool 535497, 6.50%, 08/01/30                              1,549
       903       Pool 552518, 7.00%, 10/01/30                                907
     2,435       TBA, +, 6.00%, 07/15/16                                   2,398
     2,035       TBA, +, 6.00%, 07/01/31                                   1,953
     2,810      Government National Mortgage Association, TBA, +,
                 6.50%, 07/15/31                                           2,779
                -----------------------------------------------------------------
                Total Residential Mortgage Backed Securities              16,137
                (Cost $15,952)
                -----------------------------------------------------------------

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 0.5%
                ---------------------------------------------
   $   385      Bear Stearns Commercial Mortgage Securities,
                 Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35             $     379
       365      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/01/34             361
                -----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                  740
                (Cost $754)
                -----------------------------------------------------------------

                Asset Backed Securities -- 1.8%
                -------------------------------
       400      American Express Master Trust, Ser. 1998-1 , Class A,
                 5.90%, 04/15/04                                             407
     1,240      Capital One Master Trust, Ser. 2001-3A, Class A,
                 5.45%, 03/16/09                                           1,220
       385      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06                                   389
       885      MBNA Credit Card Master Note Trust, Ser. 2001-A1,
                 Class A1, 5.75%, 10/15/08                                   883
                -----------------------------------------------------------------
                Total Asset Backed Securities                              2,899
                (Cost $2,906)
---------------------------------------------------------------------------------
                Total Long-Term Investments                              149,033
                (Cost $150,593)
---------------------------------------------------------------------------------
      Short-Term Investments -- 8.6%
=================================================================================
                Commercial Paper -- 2.1%
                ------------------------
     1,700      Greyhawk Funding LLC, 3.90%, 07/13/01                      1,698
     1,700      SBC Communications, Inc., #, 3.89%, 07/16/01               1,697
                -----------------------------------------------------------------
                Total Commercial Paper                                     3,395
                (Cost $3,395)
                -----------------------------------------------------------------

                U.S. Government Agency Security -- 4.0%
                ---------------------------------------
     6,474      Federal Home Loan Bank, DN, 3.94%, 07/02/01                6,473
                (Cost $6,473)

                Repurchase Agreement -- 2.5%
                --------------------------------
     4,179      Greenwich Capital Markets, Inc., Tri-Party, 4.05%,
                due 07/02/01, proceeds $4,180, secured by U.S.
                Government Agency Obligations                              4,179
                (Cost $4,179)
---------------------------------------------------------------------------------
                Total Short-Term Investments                              14,047
                (Cost $14,047)
---------------------------------------------------------------------------------
                Total Investments -- 100.0%                            $ 163,080
                (Cost $164,640)
---------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- 99.6%
---------------------------------------------------------------------------------
                Common Stock -- 99.6%
                ---------------------
                Automotive -- 2.6%
        96      Ford Motor Co.                                         $   2,353
        19      General Motors Corp.                                       1,210
                                                                       ----------
                                                                           3,563

                Banking -- 2.3%
        67      Bank of New York Co., Inc.                                 3,209

                Chemicals -- 2.2%
        44      Dow Chemical Co.                                           1,451
        32      E.I. DuPont de Nemours Co.                                 1,563
                                                                       ----------
                                                                           3,014

                Computer Networks -- 0.7%
        54      Cisco Systems, Inc.*                                         989

                Computer Software -- 5.0%
        62      Microsoft Corp.*                                           4,483
       129      Oracle Corp.*                                              2,442
                                                                       ----------
                                                                           6,925

                Computers/Computer Hardware -- 5.2%
        46      Hewlett-Packard Co.                                        1,310
        51      International Business Machines Corp.                      5,817
                                                                       ----------
                                                                           7,127

                Consumer Products -- 4.1%
        29      Gillette Co.                                                 854
        49      Philip Morris Companies, Inc.                              2,499
        37      Procter & Gamble Co.                                       2,348
                                                                       ----------
                                                                           5,701

                Diversified -- 5.6%
       131      General Electric Co.                                       6,399
        25      Tyco International LTD (Bermuda)                           1,365
                                                                       ----------
                                                                           7,764

                Electronics/Electrical Equipment -- 0.5%
        10      Emerson                                                      634

                Financial Services -- 9.9%
        62      American Express Co.                                       2,388
       110      Citigroup, Inc.                                            5,817
        39      Merrill Lynch & Co., Inc.                                  2,314
        46      Morgan Stanley Dean Witter & Co.                           2,955
                                                                       ----------
                                                                          13,474

                Food/Beverage Products -- 6.1%
        55      Anheuser-Busch Companies, Inc.                             2,245
        31      Coca-Cola Co.                                              1,387
        31      PepsiCo, Inc.                                              1,354
       127      Sysco Corp.                                                3,441
                                                                       ----------
                                                                           8,427

                Insurance -- 3.9%
        63      American International Group, Inc.                         5,400

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Machinery & Engineering Equipment -- 3.1%
        45      Caterpillar, Inc.                                      $   2,272
        55      Dover Corp.                                                2,056
                                                                       ----------
                                                                           4,328

                Manufacturing -- 0.5%
        21      Honeywell International, Inc.                                737

                Multi-Media -- 0.6%
        29      The Walt Disney Co.                                          831

                Oil & Gas -- 7.1%
        26      Chevron Corp.                                              2,337
        39      Exxon Mobil Corp.                                          3,407
        16      Noble Drilling Corp.*                                        514
        42      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                      2,468
        20      Santa Fe International Corp.                                 568
         8      Schlumberger LTD                                             407
                                                                       ----------
                                                                           9,701

                Paper/Forest Products -- 0.6%
        22      International Paper Co.                                      772

                Pharmaceuticals -- 14.4%
        48      Abbott Laboratories                                        2,288
        38      American Home Products Corp.                               2,247
        46      Bristol-Myers Squibb Co.                                   2,405
        40      Eli Lilly & Co.                                            2,976
        38      Johnson & Johnson                                          1,918
        32      Merck & Co., Inc.                                          2,052
        93      Pfizer, Inc.                                               3,731
        45      Pharmacia Corp.                                            2,051
                                                                       ----------
                                                                          19,668

                Restaurants/Food Services -- 0.5%
        25      McDonald's Corp.                                             686

                Retailing -- 6.1%
        32      Home Depot, Inc.                                           1,473
        48      Limited, Inc.                                                786
        27      MAY Department Stores Co.                                    928
        60      Target Corp.                                               2,066
        63      Wal-Mart Stores, Inc.                                      3,095
                                                                       ----------
                                                                           8,348

                Semi-Conductors -- 4.3%
       116      Intel Corp.                                                3,395
        82      Texas Instruments, Inc.                                    2,589
                                                                       ----------
                                                                           5,984

                Telecommunications -- 8.4%
        81      AT&T Corp.                                                 1,786
        49      BellSouth Corp.                                            1,986
        90      SBC Communications, Inc.                                   3,615
        78      Verizon Communications, Inc.                               4,149
                                                                       ----------
                                                                          11,536

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

    SHARES      ISSUER                                                     VALUE
---------------------------------------------------------------------------------
      Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Telecommunications Equipment -- 0.9%
        70      Lucent Technologies, Inc.                             $      432
        51      Motorola, Inc.                                               836
                                                                       ----------
                                                                           1,268

                Utilities -- 5.0%
        15      Dominion Resources, Inc.                                     931
        66      Duke Energy Corp.                                          2,583
        51      Enron Corp.                                                2,475
        19      TXU Corp.                                                    934
                                                                       ----------
                                                                           6,923

---------------------------------------------------------------------------------
                Total Long-Term Investments                              137,009
                (Cost $131,121)
---------------------------------------------------------------------------------
      Short-Term Investment -- 0.4%
=================================================================================
   PRINCIPAL
    AMOUNT
                Repurchase Agreement -- 0.4%
                ----------------------------
      $578      Greenwich Capital Markets, Inc., Tri-Party,
                4.05%, due 07/02/01, dated 6/29/01, proceeds
                $578, secured by U.S. Government Agency
                Obligation                                                  578
                (Cost $578)
---------------------------------------------------------------------------------
                Total Investments -- 100.0%                            $ 137,587
                (Cost $131,699)
---------------------------------------------------------------------------------

INDEX:

*       -- Non-Income producing security.
#       -- Security may only be sold to qualified institutional buyers.
TBA     -- To Be Announced.
+       -- When issued or delayed delivery securities.
DN      -- Discount Note. The rate shown is the effective yield at the date of purchase.
MTN     -- Medium Term Note.
Ser.    -- Series.

                       See notes to financial statements.

           JPMorgan FUNDS
           STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited) (Amounts in Thousands, Except Per Share Amounts)

                                                                           EQUITY
                                                           BALANCED        INCOME
                                                             FUND           FUND
===================================================================================
    ASSETS:
      Investment securities, at value                      $163,080       $137,587
      Cash                                                      352              1
      Receivables:
        Investment securities sold                            3,366             --
        Interest and dividends                                  808             85
        Fund shares sold                                         35             18
        Open forward currency contracts                         130             --
        Expense reimbursement from Distributor                    1             --
------------------------------------------------------------------------------------
            Total Assets                                    167,772        137,691
------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Investment securities purchased                      10,692             --
        Fund shares redeemed                                     95            182
        Open forward currency contracts                          31             --
        Dividends                                               485            135
      Accrued liabilities:
        Investment advisory fees                                 65             41
        Administration fees                                      19             17
        Shareholder servicing fees                               12              8
        Distribution fees                                        31             17
        Custody and accounting fees                               1              5
        Other                                                    89            122
------------------------------------------------------------------------------------
            Total Liabilities                                11,520            527
------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                       160,072        120,548
      Accumulated undistributed net investment income           132             24
      Accumulated net realized gain (loss) on investments
      and foreign exchange transactions                      (2,490)        10,704
      Net unrealized appreciation (depreciation) of
      investments and foreign exchange transactions          (1,462)         5,888
------------------------------------------------------------------------------------
            Net Assets                                     $156,252       $137,164
------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
      Class A Shares                                          2,776          1,058
      Class B Shares                                            780            523
      Class C Shares                                             35            129
      Class I Shares                                          1,960          2,559
    Net Asset Value:
      Class A Shares (and redemption price)                $  28.11       $  32.13
      Class B Shares*                                      $  28.11       $  32.10
      Class C Shares*                                      $  28.12       $  32.10
      Class I Shares (and redemption price)                $  28.21       $  32.13
    Class A Maximum Public Offering Price
      Per Share (net asset value per share/94.25%)         $  29.82       $  34.09
------------------------------------------------------------------------------------
    Cost of Investments                                    $164,640       $131,699
====================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

       JPMorgan FUNDS
       STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited) (Amounts in Thousands, Except Per Share Amounts)

                                                             CORE          EQUITY
                                                            EQUITY         GROWTH
                                                             FUND           FUND
====================================================================================
    ASSETS:

      Investment in Portfolio, at value                    $183,393       $193,998
      Receivable for fund shares sold                            68             20
------------------------------------------------------------------------------------
            Total Assets                                    183,461        194,018
------------------------------------------------------------------------------------
    LIABILITIES:
      Payable for fund shares redeemed                           29             28
      Accrued liabilities:
        Administration fees                                      15             16
        Shareholder servicing fees                               35             33
        Distribution fees                                        22             14
        Other                                                   101             54
------------------------------------------------------------------------------------
            Total Liabilities                                   202            145
------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                       184,293        219,757
      Accumulated distributions in excess of net
      investment income                                        (263)          (632)
      Accumulated net realized loss on investments           (3,059)       (15,614)
      Net unrealized appreciation (depreciation)
      of investments                                          2,288         (9,638)
------------------------------------------------------------------------------------
            Net Assets                                     $183,259       $193,873
------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
      Class A Shares                                          1,352          1,088
      Class B Shares                                            975            509
      Class C Shares                                            383             93
      Class I Shares                                          5,048          3,706
    Net Asset Value:
      Class A Shares (and redemption price)                $  23.54       $  35.72
      Class B Shares*                                      $  23.49       $  35.63
      Class C Shares*                                      $  23.49       $  35.60
      Class I Shares (and redemption price)                $  23.68       $  36.04
    Class A Maximum Public Offering Price Per Share
      (net asset value per share/94.25%)                   $  24.98       $  37.90
====================================================================================

*   Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For the six months ended
          June 30, 2001 (unaudited)
(Amounts in Thousands)

                                                                          EQUITY
                                                        BALANCED          INCOME
                                                           FUND            FUND
===================================================================================
    INVESTMENT INCOME:
      Interest                                          $  1,480         $     53
      Dividend                                               331              914
      Foreign taxes withheld                                  (3)              (5)
-----------------------------------------------------------------------------------
            Total investment income                        1,808              962
-----------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                               325              309
      Administration fees                                     92               98
      Shareholder servicing fees                             133              128
      Distribution fees                                      136               94
      Custody and accounting fees                             45               38
      Printing and postage                                     1                1
      Professional fees                                       10               10
      Registration expenses                                   15               15
      Transfer agent fees                                     81               82
      Trustees' fees                                          28               24
      Other                                                    1                1
-----------------------------------------------------------------------------------
            Total expenses                                   867              800
-----------------------------------------------------------------------------------
      Less amounts waived                                     73               62
      Less earnings credits                                    3                2
      Less expense reimbursements                             27               22
===================================================================================
            Net expenses                                     764              714
-----------------------------------------------------------------------------------
              Net investment income                        1,044              248
-----------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
        Investments                                         (970)           3,386
        Foreign exchange transactions                        (94)              --
      Change in net unrealized appreciation/depreciation
       of:
        Investments                                       (6,515)         (16,139)
        Foreign exchange transactions                         98               --
===================================================================================
      Net realized and unrealized loss on investments
      and foreign exchange transactions                   (7,481)         (12,753)
===================================================================================
      Net decrease in net assets from operations         $(6,437)        $(12,505)
===================================================================================

                       See notes to financial statements.

          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For the six months ended
          June 30, 2001 (unaudited)
(Amounts in Thousands)

                                                          CORE            EQUITY
                                                         EQUITY           GROWTH
                                                          FUND             FUND
===================================================================================
    INVESTMENT INCOME:
      Investment income from Portfolio                  $    882         $    654
      Foreign taxes withheld                                  (6)              (2)
      Expenses from Portfolio                               (566)            (657)
-----------------------------------------------------------------------------------
            Total investment income (loss)                   310               (5)
-----------------------------------------------------------------------------------
    EXPENSES:
      Administration fees                                     87              109
      Shareholder servicing fees                             170              184
      Distribution fees                                      127              106
      Accounting fees                                         10               11
      Printing and postage                                     3                2
      Professional fees                                       14               13
      Registration expenses                                   20               34
      Transfer agent fees                                     94               81
      Trustees' fees                                          10               15
      Other                                                   22                1
-----------------------------------------------------------------------------------
            Total expenses                                   557              556
-----------------------------------------------------------------------------------
      Less amounts waived                                     83               59
      Less expense reimbursements                              9               22
-----------------------------------------------------------------------------------
            Net expenses                                     465              475
-----------------------------------------------------------------------------------
              Net investment loss                           (155)            (480)
-----------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
        Investments                                        1,733           (8,110)
      Change in net unrealized appreciation/depreciation
       of:
        Investments                                      (21,786)         (17,666)
===================================================================================
      Net realized and unrealized loss on investments    (20,053)         (25,776)
===================================================================================
      Net decrease in net assets from operations        $(20,208)        $(26,256)
===================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in Thousands)

                                                         BALANCED FUND   EQUITY INCOME FUND  CORE EQUITY FUND   EQUITY GROWTH FUND
                                                       ----------------- ------------------  ----------------   ------------------
                                                       1/1/01     YEAR    1/1/01     YEAR    1/1/01     YEAR      1/1/01     YEAR
                                                       THROUGH    ENDED   THROUGH    ENDED   THROUGH    ENDED    THROUGH    ENDED
                                                       6/30/01  12/31/00  6/30/01  12/31/00  6/30/01  12/31/00   6/30/01  12/31/00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)                       $  1,044  $  2,336  $    248  $    922  $   (155) $    (45) $   (480) $ (1,470)
  Net realized gain (loss) on investment transactions  (1,064)   15,732     3,386    35,999     1,733     5,698    (8,110)   46,971
  Change in net unrealized appreciation/depreciation
  of investments                                       (6,417)  (19,923)  (16,139)  (42,120)  (21,786)  (27,817)  (17,666) (126,524)
------------------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from operations           (6,437)   (1,855)  (12,505)   (5,199)  (20,208)  (22,164)  (26,256)  (81,023)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                  (914)   (3,692)     (232)     (928)       --       ---        --        --
  Net realized gain on investment transactions         (1,705)  (12,473)      (84)  (27,720)       --   (10,460)  (11,703)  (34,573)
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders              (2,619)  (16,165)     (316)  (28,648)       --   (10,460)  (11,703)  (34,573)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions                                          102,412   (24,030)   48,070   (38,041)   51,134    (1,932)   29,001   (16,316)
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets          93,356   (42,050)   35,249   (71,888)   30,926   (34,556)   (8,958) (131,912)
NET ASSETS:
  Beginning of period                                  62,896   104,946   101,915   173,803   152,333   186,889   202,831   334,743
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                      $156,252  $ 62,896  $137,164  $101,915  $183,259  $152,333  $193,873  $202,831
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMorgan FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.

Effective February 28, 2001, the following four separate portfolios of the Trusts (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trusts:

NEW NAME                                                OLD NAME
---------------------------------------------------------------------------
JPMorgan Balanced Fund ("BF")                      Chase Balanced Fund
JPMorgan Equity Income Fund ("EIF")                Chase Equity Income Fund
JPMorgan Core Equity Fund ("CEF")                  Chase Core Equity Fund
JPMorgan Equity Growth Fund ("EGF")                Chase Equity Growth Fund

The Funds offer Class A, B, C and Institutional ("Class I") Shares. Class A shares generally provide for a front-end sales charge while Class B shares and Class C shares provide for a contingent deferred sales charge. All classes of shares have equal voting rights as to earnings, assets and voting privileges, except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement. No sales charges are assessed with respect to Class I.

The Funds were established on January 1, 1998 from the conversion of the AVESTA Trust to the newly created Chase Funds of the Mutual Fund Investment Trust. AVESTA Trust contributed securities and other assets (net of liabilities) in a tax-free exchange for shares of the corresponding portfolio of the newly created Funds. The Chase Manhattan Bank agreed to bear all costs related to the conversion.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. CEF AND EGF -- CEF and EGF utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in Core Equity Portfolio ("CEP") and Equity Growth Portfolio ("EGP"), respectively, which like the Funds, are open-end management investment companies having the same investment objectives as the Funds. As of June 30, 2001, CEF and EGF owned 100% of the net assets of their respective Portfolios. The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

     1. VALUATION OF INVESTMENTS -- CEF and EGF record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the notes to those financial statements.

     2. INVESTMENT INCOME AND EXPENSES -- CEF and EGF record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Funds accrued their own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

B.   BF AND EIF

     1. VALUATION OF INVESTMENTS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     2. REPURCHASE AGREEMENTS -- The Funds of the Trust may transfer uninvested cash balances into one or more joint trading accounts for the purpose of investing in repurchase agreements. It is the Funds' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held in one or more joint trading accounts by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System.

     In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     3. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

     Securities purchased or sold on a when-issued, to be announced (TBA) or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued and TBA purchase commitments.

     4. DOLLAR ROLLS -- BF may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

     5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking the market". When the forward contract is closed or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

     At June 30, 2001, BF had outstanding forward foreign currency contracts as detailed in Note 5.

C.   GENERAL POLICIES

     1. EXPENSES-- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (including transfer agent fees) are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     2. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     3. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

     2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the BF and EIF. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.50% for BF and 0.40% for EIF.

     The Adviser (and its predecessor) voluntarily waived fees as outlined in
     Note 2.D. below.

     B. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Chase Fund Distributors, Inc.), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trusts, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

     The Trustees have adopted Distribution Plans for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for Institutional Class Shares. The Distribution Plans provide that each Fund shall pay distribution fees at an annual rate not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% of each Fund's average daily net assets for Class B and Class C Shares.

     The Distributor voluntarily waived fees as outlined in Note 2.D. below.

     C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, The Chase Manhattan Bank ("Chase" or the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds (except for CEF and EGF) a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator receives from CEF and EGF a fee computed at an annual rate equal to 0.05% of average daily net assets.

     The Administrator voluntarily waived fees as outlined in Note 2.D.

     D. WAIVER OF FEES-- For the six months ended June 30, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

                         INVESTMENT                      SHAREHOLDER
       FUND               ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION
------------------------------------------------------------------------------------
        BF                   $--             $2             $70              $ 1
        EIF                    6             --              54                2
        CEF                   --             --              49               34
        EGF                   --             --              17               42

     E. OTHER-- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

     Chase provides portfolio accounting and custody services for the Funds, except for CEF and EGF. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

     The Distributor and Adviser voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

3.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                PURCHASES            SALES            PURCHASES         SALES
                             (EXCLUDING U.S.    (EXCLUDING U.S.        OF U.S.         OF U.S.
                                GOVERNMENT)        GOVERNMENT)        GOVERNMENT      GOVERNMENT
------------------------------------------------------------------------------------------------
        BF                        $60,456            $66,708            $60,815         $61,819
        EIF                         3,446             12,322                 --              --

4.    FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2001, are as follows (in thousands):

                                                     GROSS              GROSS
                                AGGREGATE         UNREALIZED         UNREALIZED     NET UNREALIZED
                                   COST          APPRECIATION       DEPRECIATION     APPRECIATION
--------------------------------------------------------------------------------------------------
        BF                       $164,640          $ 8,256             $ 9,816         $(1,560)
        EIF                       131,699           19,638              13,750           5,888

5.   OPEN FORWARD FOREIGN CURRENCY CONTRACTS

BF was party to the following open forward foreign currency contracts at June 30, 2001 (in thousands):

  CONTRACT                           CONTRACT                                          UNREALIZED
   AMOUNT                             AMOUNT                          SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY           DATE              USD
--------------------------------------------------------------------------------------------------
Unrealized Gain
---------------
     3,359              USD             3,817             EUR            08/15/01         $130
Unrealized Loss
---------------
     3,817              EUR             3,260             USD            08/15/01         $(31)

EUR -- Euro
USD -- United States Dollar

6. TRUSTEE COMPENSATION

The Funds had adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") which covered all independent trustees of the Funds who served as an independent trustee for at least five years at the time of retirement. Benefits under this plan were based on compensation and years of service. Pension expenses for the six months ended June 30, 2001, included in Trustees Fees in the Statement of Operations were as follows (in thousands):

                                                                                     ACCRUED
                                                             PENSION                 PENSION
                                                             EXPENSES                LIABILITY
----------------------------------------------------------------------------------------------
    BF                                                         $1                      $11
    EIF                                                         1                        7
    CEF                                                         1                        2
    EGF                                                         1                        2

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay the Trustees an amount equal, in aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain Trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                                    DEFERRED
                                                              CHASE               COMPENSATION
                                                          REIMBURSEMENT             ROLLOVER
----------------------------------------------------------------------------------------------
    BF                                                        $25                      $40
    EIF                                                        22                       34
    CEF                                                         8                       14
    EGF                                                        13                       20

7.   REORGANIZATIONS

On February 16, 2001, BF acquired all the net assets of Chase Vista Balanced Fund ("CVBF"), EIF acquired all the net assets of Chase Vista Equity Income Fund ("CVEIF"), CEF acquired all the net assets of Chase Vista Core Equity Fund ("CVCEF") and EGF acquired all the net assets of Chase Vista Equity Growth Fund ("CVEGF"). BF, EIF, CEF and EGF are hereafter collectively referred to as the "Acquiring Funds". CVBF, CVEIF, CVCEF and CVEGF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Class C Shares in the Target Funds received Class C Shares in the Acquired Funds. Shareholders of the Acquiring Funds retained the same amount of shares that they currently owned prior to the Reorganization Plans. Holders of Premier Shares would own Class I Shares and holders of Investor Shares would own Class A Shares.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization on February 16, 2001:

                                                                                   AFTER
                                              BEFORE REORGANIZATION            REORGANIZATION
                                            -------------------------         ----------------
                                                 BF           CVBF                    BF
                                            -----------   -----------            -----------
Class A
  Shares                                                    6,259,609              2,786,947
  Net Assets                                              $80,770,069            $82,765,978
  Net Asset Value                                              $12.90                 $29.69
Class B
  Shares                                                    1,970,511                838,247
  Net Assets                                              $24,889,160            $24,889,160
  Net Asset Value                                              $12.63                 $29.69
Class C
  Shares                                                       91,047                 38,547
  Net Assets                                              $ 1,144,474            $ 1,144,474
  Net Asset Value                                              $12.57                 $29.69
Class I
  Shares                                                                           1,669,426
  Net Assets                                                                     $49,731,736
  Net Asset Value                                                                     $29.79
Premier Shares
  Shares                                      1,669,426
  Net Assets                                $49,731,736
  Net Asset Value                                $29.79
Investor Shares
  Shares                                         67,212
  Net Assets                                $ 1,995,909
  Net Asset Value                                $29.69
Net Unrealized Appreciation                    $704,805    $1,626,133             $2,330,938

                                                                                   AFTER
                                              BEFORE REORGANIZATION            REORGANIZATION
                                            -------------------------         ----------------
                                                EIF          CVEIF                   EIF
                                            -----------   -----------            -----------
Class A
  Shares                                                    2,224,705              1,223,558
  Net Assets                                              $36,653,802            $42,096,671
  Net Asset Value                                              $16.48                 $34.41
Class B
  Shares                                                    1,167,117                548,792
  Net Assets                                              $18,884,948            $18,884,948
  Net Asset Value                                              $16.18                 $34.41
Class C
  Shares                                                      292,421                137,409
  Net Assets                                              $ 4,727,743            $ 4,727,743
  Net Asset Value                                              $16.17                 $34.41
Class I
  Shares                                                                           2,673,727
  Net Assets                                                                     $92,002,784
  Net Asset Value                                                                     $34.41
Premier Shares
  Shares                                      2,673,727
  Net Assets                                $92,002,784
  Net Asset Value                                $34.41
Investor Shares
  Shares                                        158,179
  Net Assets                                $ 5,442,869
  Net Asset Value                                $34.41
Net Unrealized Appreciation                 $16,580,275   $ 1,673,172           $ 18,253,447

                                                                                    AFTER
                                              BEFORE REORGANIZATION            REORGANIZATION
                                           --------------------------         ----------------
                                               CEF           CVCEF                     CEF
                                           ------------  ------------           ------------
Class A
  Shares                                                    3,485,052              1,675,815
  Net Assets                                             $ 33,587,918           $ 42,657,890
  Net Asset Value                                               $9.64                 $25.46
Class B
  Shares                                                    2,828,890              1,060,000
  Net Assets                                             $ 26,993,202           $ 26,993,202
  Net Asset Value                                               $9.54                 $25.46
Class C
  Shares                                                    1,163,339                436,025
  Net Assets                                             $ 11,103,139           $ 11,103,139
  Net Asset Value                                               $9.54                 $25.46
Class I
  Shares                                                                           5,095,075
  Net Assets                                                                    $130,322,736
  Net Asset Value                                                                     $25.58
Premier Shares
  Shares                                      5,095,075
  Net Assets                               $130,322,736
  Net Asset Value                                $25.58
Investor Shares
  Shares                                        356,289
  Net Assets                               $  9,069,972
  Net Asset Value                                $25.46
Net Unrealized Appreciation/(Depreciation) $ 23,305,927  $(12,308,036)          $ 10,997,891

                                                                                   AFTER
                                              BEFORE REORGANIZATION            REORGANIZATION
                                           --------------------------         ----------------
                                               EGF           CVEGF                     EGF
                                           ------------  ------------           ------------
Class A
  Shares                                                    2,952,219              1,178,678
  Net Assets                                             $ 26,064,765           $ 49,314,007
  Net Asset Value                                               $8.83                 $41.84
Class B
  Shares                                                    2,527,368                527,209
  Net Assets                                             $ 22,060,685           $ 22,060,685
  Net Asset Value                                               $8.73                 $41.84
Class C
  Shares                                                      489,667                102,145
  Net Assets                                             $  4,273,562           $  4,273,562
  Net Asset Value                                               $8.73                 $41.84
Class I
  Shares                                                                           3,796,475
  Net Assets                                                                    $160,082,084
  Net Asset Value                                                                     $42.17
Premier Shares
  Shares                                      3,796,475
  Net Assets                               $160,082,084
  Net Asset Value                                $42.17
Investor Shares
  Shares                                        555,635
  Net Assets                               $ 23,249,242
  Net Asset Value                                $41.84
Net Unrealized Appreciation/(Depreciation) $ 19,498,758  $(20,820,998)          $ (1,322,240)

8.   SUBSEQUENT EVENTS

It is anticipated that the CEF and EGF will cease to operate under a "master/feeder" structure and will invest directly in portfolio securities on or about September 5, 2001.

9. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

BALANCED FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A             CLASS B*           CLASS C*             CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
                                                       AMOUNT   SHARES    AMOUNT     SHARES  AMOUNT     SHARES     AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED JUNE 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  9,067     317    $ 1,314        47   $   75         2    $ 18,640     648
Shares issued in connection with fund merger (Note 7)  80,770   2,720     24,889       838    1,145        39          --      --
Shares issued in reinvestment of distributions          1,046      38        281        10        6         1         613      22
Shares redeemed                                       (10,300)   (360)    (3,257)     (115)    (197)       (7)    (21,680)   (727)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $ 80,583   2,715    $23,227       780   $1,029        35    $ (2,427)    (57)
===================================================================================================================================
                                                                        YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  1,347      35    $    --        --   $   --        --    $ 39,899   1,042
Shares issued in reinvestment of distributions            350      11         --        --       --        --      15,790     509
Shares redeemed                                        (1,181)    (30)        --        --       --        --     (80,235) (2,215)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    516      16    $    --        --   $   --        --    $(24,546)   (664)
===================================================================================================================================

* For Class B and Class C Shares, from commencement of offering on February 16, 2001.

EQUITY INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A            CLASS B*           CLASS C*              CLASS I
----------------------------------------------------------------------------------------------------------------------------------
                                                      AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT   SHARES       AMOUNT   SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 1,797      55    $   435        13   $   54         1   $   6,353     190
Shares issued in connection with fund merger (Note 7)  36,654   1,065     18,885       548    4,728       137          --      --
Shares issued in reinvestment of distributions             33       1          9         1        2         1         123       4
Shares redeemed                                        (6,847)   (210)    (1,298)      (40)    (317)      (10)    (12,541)   (373)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $31,637     911    $18,031       522   $4,467       129   $  (6,065)   (179)
==================================================================================================================================
                                                                           YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $ 5,213     106    $    --        --   $   --        --   $  34,255     700
Shares issued in reinvestment of distributions          1,325      39         --        --       --        --      26,069     759
Shares redeemed                                        (3,459)    (73)        --        --       --        --    (101,444) (2,136)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $ 3,079      72    $    --        --   $   --        --   $ (41,120)   (677)
==================================================================================================================================

* For Class B and Class C Shares, from commencement of offering on February 16, 2001.

CORE EQUITY FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A             CLASS B*           CLASS C*             CLASS I
----------------------------------------------------------------------------------------------------------------------------------
                                                     AMOUNT    SHARES    AMOUNT     SHARES   AMOUNT    SHARES     AMOUNT   SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  5,916     246    $   816        34   $  123         5    $ 19,773     806
Shares issued in connection with fund merger (Note 7)  33,588   1,320     26,993     1,060   11,103       436          --      --
Shares issued in reinvestment of distributions             --      --         --        --       --        --          --      --
Shares redeemed                                       (13,783)   (570)    (2,767)     (119)  (1,363)      (58)    (29,265) (1,170)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $ 25,721     996    $25,042       975   $9,863       383    $ (9,492)   (364)
==================================================================================================================================
                                                                           YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  7,504     238    $    --        --   $   --        --    $ 70,021   2,190
Shares issued in reinvestment of distributions            523      21         --        --       --        --       8,990     356
Shares redeemed                                        (2,889)    (93)        --        --       --        --     (86,081) (2,741)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $  5,138     166    $    --        --   $   --        --    $ (7,070)   (195)
==================================================================================================================================

* For Class B and Class C Shares, from commencement of offering on February 16, 2001.

EQUITY GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A              CLASS B*           CLASS C*            CLASS I
----------------------------------------------------------------------------------------------------------------------------------
                                                      AMOUNT   SHARES     AMOUNT    SHARES   AMOUNT    SHARES     AMOUNT    SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $  9,530     246    $   622        17   $  120         3   $  11,362     289
Shares issued in connection with fund merger (Note 7)  26,065     623     22,061       527    4,274       102          --      --
Shares issued in reinvestment of distributions          2,124      64        905        28       87         3       7,742     233
Shares redeemed                                       (15,621)   (406)    (2,270)      (63)    (547)      (15)    (37,453)   (929)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $ 22,098     527    $21,318       509   $3,934        93   $ (18,349)   (407)
==================================================================================================================================
                                                                              YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 24,906     364    $    --        --   $   --        --   $ 118,355   1,756
Shares issued in reinvestment of distributions          3,828      93         --        --       --        --      29,476     710
Shares redeemed                                        (7,328)   (117)        --        --       --        --    (185,553) (3,049)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $ 21,406     340    $    --        --   $   --        --   $ (37,722)   (583)
==================================================================================================================================

* For Class B and Class C Shares, from commencement of offering on February 16, 2001.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                         BALANCED FUND^
                                                               -----------------------------------------------------------------
                                                                              CLASS A~                      CLASS B      CLASS C
                                                               -----------------------------------------    -------     --------
                                                               1/1/01          YEAR ENDED       10/16/98*   2/16/01*    2/16/01*
                                                               THROUGH    --------------------   THROUGH    THROUGH     THROUGH
                                                               6/30/01    12/31/00   12/31/99    12/31/98    6/30/01    6/30/01
                                                               -------    --------   ---------  ---------   --------    -------
Per Share Operating Performance:
Net asset value, beginning of period                           $30.23      $38.46     $34.51      $31.87     $29.69      $29.69
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                          0.24@       0.76@      0.70@       0.10       0.10@       0.10@
  Net gains or losses in securities
  (both realized and unrealized)                                (1.85)      (1.96)      4.05        3.95      (1.24)      (1.23)
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (1.61)      (1.20)      4.75        4.05      (1.14)      (1.13)
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                           0.17        1.28       0.61        0.16       0.10        0.10
  Distributions from capital gains                               0.34        5.75       0.19        1.25       0.34        0.34
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            0.51        7.03       0.80        1.41       0.44        0.44
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $28.11      $30.23     $38.46      $34.51     $28.11      $28.12
                                                               ======      ======     ======      ======     ======      ======
Total Return (1)                                                (5.29%)     (2.80%)    13.94%      12.78%     (5.52%)     (5.51%)
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   78      $    2     $    2      $    1     $   22      $    1
Ratios to average net assets: #
  Expenses                                                       1.25%       1.25%      1.25%       1.25%      1.93%       1.93%
  Net investment income                                          1.70%       1.99%      1.94%       1.84%      1.02%       1.03%
  Expenses without waivers, reimbursements
  and earnings credits                                           1.52%       2.75%      3.34%     107.16%      2.03%       2.03%
  Net investment income without waivers,
  reimbursements and earnings credits                            1.43%       0.49%     (0.15%)   (104.07%)     0.92%       0.93%
Portfolio turnover rate                                           102%        134%        45%         58%       102%        102%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Balanced Fund.
  ~ Formerly Investor Shares.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                       BALANCED FUND^
                                                              ------------------------------------------------------------------
                                                                                         CLASS I~
                                                              ------------------------------------------------------------------
                                                              1/1/01                            YEAR ENDED
                                                              THROUGH     ------------------------------------------------------
                                                              6/30/01     12/31/00   12/31/99    12/31/98   12/31/97    12/31/96
                                                              -------     --------   --------    --------   --------    --------
Per Share Operating Performance:
Net asset value, beginning of period                           $30.27      $38.50     $34.54      $29.26     $23.66      $21.25
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                          0.28@       0.86@      0.78@       0.73       0.74        0.63
  Net gains or losses in securities
  (both realized and unrealized)                                (1.80)      (1.96)      4.07        6.53       4.86        1.78
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (1.52)      (1.10)      4.85        7.26       5.60        2.41
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                           0.20        1.38       0.70        0.73         --          --
  Distributions from capital gains                               0.34        5.75       0.19        1.25         --          --
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            0.54        7.13       0.89        1.98         --          --
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $28.21      $30.27     $38.50      $34.54     $29.26      $23.66
                                                               ======      ======     ======      ======     ======      ======
Total Return                                                    (4.98%)     (2.55%)    14.23%      25.15%     23.67%      11.31%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   55      $   61     $  103      $   59     $   36      $   23
Ratios to average net assets: #
  Expenses                                                       1.00%       1.00%      1.00%       1.00%      1.00%       1.00%
  Net investment income                                          1.97%       2.23%      2.19%       2.32%      2.73%       2.82%
  Expenses without waivers, reimbursements
  and earnings credits                                           1.08%       1.06%      1.19%       1.28%      1.28%       1.17%
  Net investment income without waivers,
  reimbursements and earnings credits                            1.89%       2.17%      2.00%       2.04%      2.45%       2.65%
Portfolio turnover rate                                           102%        134%        45%         58%        64%         70%
--------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Chase Balanced Fund.
  ~ Formerly Premier Shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                      EQUITY INCOME FUND^
                                                              ------------------------------------------------------------------
                                                                             CLASS A~                        CLASS B     CLASS C
                                                              --------------------------------------------  ---------   --------
                                                              1/1/01          YEAR ENDED          8/24/98*   2/16/01*   2/16/01*
                                                              THROUGH     -------------------     THROUGH    THROUGH    THROUGH
                                                              6/30/01     12/31/00   12/31/99    12/31/98    6/30/01    6/30/01
                                                              -------     --------   --------    --------    -------    -------
Per Share Operating Performance:
Net asset value, beginning of period                           $35.35      $49.83     $46.23      $40.49     $34.41      $34.41
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                          0.02@       0.17@      0.20@       0.06      (0.05)@     (0.05)@
  Net gains or losses in securities
  (both realized and unrealized)                                (3.19)      (2.66)      5.63        5.89      (2.24)      (2.24)
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (3.17)      (2.49)      5.83        5.95      (2.29)      (2.29)
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                           0.03        0.18       0.23        0.07         --          --
  Distributions from capital gains                               0.02       11.81       2.00        0.14       0.02        0.02
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            0.05       11.99       2.23        0.21       0.02        0.02
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $32.13      $35.35     $49.83      $46.23     $32.10      $32.10
                                                               ======      ======     ======      ======     ======      ======
Total Return (1)                                                (8.96%)     (4.09%)    12.70%      14.70%     (9.14%)     (9.14%)
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   34      $    5     $    4      $    1     $   17      $    4
Ratios to average net assets: #
  Expenses                                                       1.25%       1.25%      1.24%       1.18%      1.75%       1.75%
  Net investment income                                          0.28%       0.34%      0.42%       0.57%     (0.22%)     (0.22%)
  Expenses without waivers, reimbursements
  and earnings credits                                           1.53%       1.94%      3.33%      37.61%      2.04%       2.04%
  Net investment income without waivers,
  reimbursements and earnings credits                            0.00%      (0.35%)    (1.67%)    (35.86%)    (0.51%)     (0.51%)
Portfolio turnover rate                                             3%         15%        16%          3%         3%          3%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Equity Income Fund.
  ~ Formerly Investor Shares.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                      EQUITY INCOME FUND^
                                                               ----------------------------------------------------------------
                                                                                          CLASS I~
                                                               ----------------------------------------------------------------
                                                               1/1/01                             YEAR ENDED
                                                               THROUGH    -----------------------------------------------------
                                                               6/30/01    12/31/00   12/31/99    12/31/98   12/31/97   12/31/96
                                                               -------    --------   --------    --------   --------   --------
Per Share Operating Performance:
Net asset value, beginning of period                           $35.33      $49.80     $46.14      $36.97     $28.21      $23.93
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                          0.10@       0.29@      0.32@       0.33       0.40        0.43
  Net gains or losses in securities
  (both realized and unrealized)                                (3.20)      (2.66)      5.65        9.32       8.36        3.85
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (3.10)      (2.37)      5.97        9.65       8.76        4.28
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                           0.08        0.29       0.31        0.34         --          --
  Distributions from capital gains                               0.02       11.81       2.00        0.14         --          --
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            0.10       12.10       2.31        0.48         --          --
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $32.13      $35.33     $49.80      $46.14     $36.97      $28.21
                                                               ======      ======     ======      ======     ======      ======
Total Return                                                    (8.78%)     (3.85%)    13.06%      26.20%     31.50%      17.87%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   82      $   97     $  170      $  128     $   75      $   63
Ratios to average net assets: #
  Expenses                                                       0.93%       1.00%      1.00%       1.00%      1.00%       1.00%
  Net investment income                                          0.60%       0.59%      0.66%       0.82%      1.67%       1.67%
  Expenses without waivers, reimbursements
  and earnings credits                                           0.99%       1.03%      1.09%       1.10%      1.11%       1.07%
  Net investment income without waivers,
  reimbursements and earnings credits                            0.54%       0.56%      0.57%       0.72%      1.56%       1.60%
Portfolio turnover rate                                             3%         15%        16%          3%        14%         24%
---------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Chase Equity Income Fund.
  ~ Formerly Premier Shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                       CORE EQUITY FUND^
                                                              -----------------------------------------------------------------
                                                                             CLASS A**                       CLASS B    CLASS C
                                                              -------------------------------------------    -------    -------
                                                              1/1/01          YEAR ENDED         9/10/98*    2/16/01*   2/16/01*
                                                              THROUGH     -------------------    THROUGH     THROUGH    THROUGH
                                                              6/30/01     12/31/00   12/31/99    12/31/98    6/30/01    6/30/01
                                                              -------     --------   --------    --------    -------    -------
Per Share Operating Performance:
Net asset value, beginning of period                           $26.30      $32.19     $26.52      $21.49     $25.46      $25.46
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                         (0.04)@     (0.05)     (0.05)@        --      (0.09)@     (0.10)@
  Net gains or losses in securities
  (both realized and unrealized)                                (2.72)      (3.96)      6.28        6.22      (1.88)      (1.87)
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (2.76)      (4.01)      6.23        6.22      (1.97)      (1.97)
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                             --          --       0.01        0.02         --          --
  Distributions from capital gains                                 --        1.88       0.55        1.17         --          --
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                              --        1.88       0.56        1.19         --          --
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $23.54      $26.30     $32.19      $26.52     $23.49      $23.49
                                                               ======      ======     ======      ======     ======      ======
Total Return (1)                                               (10.49%)    (12.19%)    23.59%      29.08%    (10.68%)    (10.68%)
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   32      $    9     $    6      $    1     $   23      $    9
Ratios to average net assets: #
  Expenses                                                       1.24%       1.24%      1.24%       1.23%      2.01%       2.01%
  Net investment income                                         (0.22%)     (0.25%)    (0.13%)     (0.03%)    (0.99%)     (0.99%)
  Expenses without waivers, reimbursements
  and earnings credits                                           1.56%       1.80%      3.02%     140.46%      2.10%       2.10%
  Net investment income without waivers,
  reimbursements and earnings credits                           (0.54%)     (0.81%)    (1.89%)   (139.26%)    (1.08%)     (1.08%)
Portfolio turnover rate                                                                   11%~        32%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Core Equity Fund.
 ** Formerly Investor Shares.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in CEP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                      CORE EQUITY FUND^
                                                               ------------------------------------------------------------------
                                                                                          CLASS I*
                                                               ------------------------------------------------------------------
                                                               1/1/01                            YEAR ENDED
                                                               THROUGH    -------------------------------------------------------
                                                               6/30/01    12/31/00   12/31/99    12/31/98   12/31/97    12/31/96
                                                               -------    --------   --------    --------   --------    --------
Per Share Operating Performance:
Net asset value, beginning of period                           $26.41      $32.24     $26.52      $21.25     $15.94      $13.01
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                            --+@        --       0.04@       0.09       0.14        0.16
  Net gains or losses in securities
  (both realized and unrealized)                                (2.73)      (3.95)      6.27        6.44       5.17        2.77
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (2.73)      (3.95)      6.31        6.53       5.31        2.93
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                             --          --       0.04        0.09         --          --
  Distributions from capital gains                                 --        1.88       0.55        1.17         --          --
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                              --        1.88       0.59        1.26         --          --
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $23.68      $26.41     $32.24      $26.52     $21.25      $15.94
                                                               ======      ======     ======      ======     ======      ======
Total Return                                                   (10.34%)    (11.99%)    23.89%      30.95%     33.33%      22.54%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $  119      $  143     $  181      $   89     $   51      $   29
Ratios to average net assets: #
  Expenses                                                       1.00%       1.00%      1.00%       1.00%      1.00%       1.00%
  Net investment income                                          0.02%      (0.01%)     0.13%       0.39%      0.74%       1.10%
  Expenses without waivers, reimbursements
  and earnings credits                                           1.08%       1.05%      1.11%       1.18%      1.20%       1.14%
  Net investment income without waivers,
  reimbursements and earnings credits                           (0.06%)     (0.06%)     0.02%       0.21%      0.54%       0.96%
Portfolio turnover rate                                                                   11%~        32%        24%         29%
--------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Chase Core Equity Fund.
  * Formerly Premier Shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in CEP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.
  + Less than $.005 per share.

                       See notes to financial statements.

                                                                                       EQUITY GROWTH FUND^
                                                               ----------------------------------------------------------------
                                                                             CLASS A**                       CLASS B    CLASS C
                                                               ------------------------------------------   --------    -------
                                                               1/1/01          YEAR ENDED        8/13/98*   2/16/01*    2/16/01*
                                                               THROUGH    -------------------     THROUGH    THROUGH    THROUGH
                                                               6/30/01    12/31/00   12/31/99    12/31/98    6/30/01    6/30/01
                                                               -------    --------   --------    --------   --------    -------
Per Share Operating Performance:
Net asset value, beginning of period                           $43.12      $67.85     $52.30      $45.57     $41.84      $41.84
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                         (0.11)@     (0.42)@    (0.29)@     (0.02)     (0.18)@     (0.18)@
  Net gains or losses in securities
  (both realized and unrealized)                                (5.07)     (16.14)     16.75        8.53      (3.81)      (3.84)
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (5.18)     (16.56)     16.46        8.51      (3.99)      (4.02)
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                             --          --         --          --         --          --
  Distributions from capital gains                               2.22        8.17       0.91        1.78       2.22        2.22
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            2.22        8.17       0.91        1.78       2.22        2.22
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $35.72      $43.12     $67.85      $52.30     $35.63      $35.60
                                                               ======      ======     ======      ======     ======      ======
Total Return (1)                                               (11.58%)    (23.85%)    31.54%      18.80%    (11.80%)    (11.87%)
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $   39      $   24     $   15      $    1     $   18      $    3
Ratios to average net assets: #
  Expenses                                                       1.25%       1.24%      1.24%       1.25%      1.99%       1.99%
  Net investment income                                         (0.59%)     (0.65%)    (0.48%)     (0.19%)    (1.34%)     (1.35%)
  Expenses without waivers, reimbursements
  and earnings credits                                           1.52%       1.64%      2.34%       5.88%      2.04%       2.04%
  Net investment income without waivers,
  reimbursements and earnings credits                           (0.86%)     (1.05%)    (1.58%)      4.82%     (1.39%)     (1.40%)
Portfolio turnover rate                                                                   15%~        35%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Equity Growth Fund.
  * Commencement of offering of class of shares.
 ** Formerly Investor Shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in EGP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                     EQUITY GROWTH FUND^
                                                              ------------------------------------------------------------------
                                                                                           CLASS I*
                                                              ------------------------------------------------------------------
                                                              1/1/01                             YEAR ENDED
                                                              THROUGH     ------------------------------------------------------
                                                              6/30/01     12/31/00   12/31/99    12/31/98   12/31/97    12/31/96
                                                              -------     --------   --------    --------   --------    --------
Per Share Operating Performance:
Net asset value, beginning of period                           $43.44      $68.09     $52.36      $38.36     $27.95      $23.20
                                                               ------      ------     ------      ------     ------      ------
Income from investment operations:
  Net investment income                                         (0.07)@     (0.26)@    (0.14)@      0.03       0.07        0.10
  Net gains or losses in securities
  (both realized and unrealized)                                (5.11)     (16.22)     16.78       15.78      10.34        4.65
                                                               ------      ------     ------      ------     ------      ------
    Total from investment operations                            (5.18)     (16.48)     16.64       15.81      10.41        4.75
                                                               ------      ------     ------      ------     ------      ------
Less distributions:
  Dividends from net investment income                             --          --         --        0.03         --          --
  Distributions from capital gains                               2.22        8.17       0.91        1.78         --          --
                                                               ------      ------     ------      ------     ------      ------
    Total dividends and distributions                            2.22        8.17       0.91        1.81         --          --
                                                               ------      ------     ------      ------     ------      ------
Net asset value, end of period                                 $36.04      $43.44     $68.09      $52.36     $38.36      $27.95
                                                               ======      ======     ======      ======     ======      ======
Total Return                                                   (11.49%)    (23.65%)    31.85%      41.38%     37.20%      20.52%
Ratios/Supplemental Data:
  Net assets, end of period (millions)                         $  134      $  179     $  320      $  179     $   74      $   57
Ratios to average net assets: #
  Expenses                                                       1.00%       1.00%      1.00%       1.00%      1.00%       1.00%
  Net investment income                                         (0.36%)     (0.40%)    (0.24%)      0.05%      0.20%       0.41%
  Expenses without waivers, reimbursements
  and earnings credits                                           1.05%       1.02%      1.03%       1.09%      1.11%       1.08%
  Net investment income without waivers,
  reimbursements and earnings credits                           (0.41%)     (0.42%)    (0.27%)     (0.04%)     0.09%       0.33%
Portfolio turnover rate                                                                  15%~         35%        35%         62%
--------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Chase Equity Growth Fund.
  * Formerly Premier Shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in EGP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.

                       See notes to financial statements.

     JPMorgan FUNDS
     SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Group and Mutual Fund Investment Trust:


     ACQUIRING FUND:                                  TARGET FUND:
----------------------------------------------------------------------------
Chase Balanced Fund                           Chase Vista Balanced Fund
Chase Equity Income Fund                      Chase Vista Equity Income Fund
Chase Core Equity Fund                        Chase Vista Core Equity Fund
Chase Equity Growth Fund                      Chase Vista Equity Growth Fund

Under the Reorganization Plan, the Target Funds would transfer all of their asset and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of Chase Vista Balanced Fund, Chase Vista Equity Income Fund, Chase Vista Core Equity Fund and Chase Vista Equity Growth Fund, respectively, approved the Reorganization Plan by the following votes:

                                 CHASE VISTA                 CHASE VISTA
                                BALANCED FUND            EQUITY INCOME FUND
-----------------------------------------------------------------------------
For                             3,914,594                  1,740,480
Against                           113,082                     40,579
Abstain                           145,011                    114,337

                                 CHASE VISTA                CHASE VISTA
                               CORE EQUITY FUND          EQUITY GROWTH FUND
-----------------------------------------------------------------------------
For                             3,032,351                  3,128,526
Against                            56,951                     63,908
Abstain                           188,725                    232,521

   CORE EQUITY PORTFOLIO
   PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Long-Term Investments -- 98.7%
---------------------------------------------------------------------------------------------
                  Common Stock -- 98.7%
                  --------------------
                  Aerospace -- 1.6%
          52      Boeing Co.                                                       $    2,908

                  Airlines -- 1.1%
         112      Southwest Airlines Co.                                                2,073

                  Banking -- 4.3%
          34      Bank of America Corp.                                                 2,056
          57      Bank of New York Co., Inc.                                            2,729
          30      SunTrust Banks, Inc.                                                  1,916
          25      Wells Fargo & Co.                                                     1,171
                                                                                   ----------
                                                                                        7,872

                  Biotechnology -- 0.7%
          23      Amgen, Inc.*                                                          1,371

                  Broadcasting/Cable -- 1.2%
          50      Comcast Corp., Class A*                                               2,173

                  Business Services -- 1.2%
          74      Sungard Data Systems, Inc.*                                           2,213

                  Computer Networks -- 1.3%
         135      Cisco Systems, Inc.*                                                  2,457

                  Computer Software -- 7.3%
          30      First Data Corp.                                                      1,929
         107      Microsoft Corp.*                                                      7,774
         115      Oracle Corp.*                                                         2,184
          34      Symantec Corp.*                                                       1,499
                                                                                   ----------
                                                                                       13,386

                  Computers/Computer Hardware -- 3.9%
          49      EMC Corp.*                                                            1,427
          41      International Business Machines Corp.                                 4,619
          69      Sun Microsystems, Inc.*                                               1,079
                                                                                   ----------
                                                                                        7,125

                  Consumer Products -- 2.2%
          47      Philip Morris Companies, Inc.                                         2,395
          25      Procter & Gamble Co.                                                  1,613
                                                                                   ----------
                                                                                        4,008

                  Diversified -- 6.4%
         176      General Electric Co.                                                  8,566
          57      Tyco International LTD (Bermuda)                                      3,093
                                                                                   ----------
                                                                                       11,659

                  Financial Services -- 10.8%
          39      American Express Co.                                                  1,504
          18      Capital One Financial Corp.                                           1,064
         109      Citigroup, Inc.                                                       5,768
          45      Fannie Mae                                                            3,842
          10      Goldman Sachs Group, Inc.                                               869
          46      Household International, Inc.                                         3,082
          35      Merrill Lynch & Co., Inc.                                             2,083
          25      Morgan Stanley Dean Witter & Co.                                      1,595
                                                                                   ----------
                                                                                       19,807

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
---------------------------------------------------------------------------------------------
                  Food/Beverage Products -- 4.1%
          36      Anheuser-Busch Companies, Inc.                                   $    1,466
          30      Coca-Cola Co.                                                         1,365
          25      Kraft Foods, Inc., Class A*                                             772
          54      Pepsi Bottling Group, Inc.                                            2,160
          42      PepsiCo, Inc.                                                         1,844
                                                                                   ----------
                                                                                        7,607

                  Health Care/Health Care Services -- 1.2%
          22      Biomet, Inc.                                                          1,071
          22      Tenet Healthcare Corp.*                                               1,128
                                                                                   ----------
                                                                                        2,199

                  Insurance -- 2.4%
          39      American International Group, Inc.                                    3,328
          19      MBIA, Inc.                                                            1,081
                                                                                   ----------
                                                                                        4,409

                  Manufacturing -- 1.2%
          36      Illinois Tool Works, Inc.                                             2,282

                  Metals/Mining -- 1.5%
          69      Alcoa, Inc.                                                           2,723

                  Multi-Media -- 4.2%
          83      AOL Time Warner, Inc.*                                                4,401
          28      Gannett Co., Inc.                                                     1,814
          28      Viacom, Inc., Class B*                                                1,424
                                                                                   ----------
                                                                                        7,639

                  Oil & Gas -- 6.0%
          59      BJ Services Co.*                                                      1,667
          14      Chevron Corp.                                                         1,278
          59      Exxon Mobil Corp.                                                     5,123
          51      Royal Dutch Petroleum Co., N.Y. Registered
                    Shares (Netherlands)                                                2,972
                                                                                   ----------
                                                                                       11,040

                  Pharmaceuticals -- 11.0%
          52      Abbott Laboratories                                                   2,513
          28      American Home Products Corp.                                          1,629
          41      Bristol-Myers Squibb Co.                                              2,133
          25      Eli Lilly & Co.                                                       1,819
          50      Johnson & Johnson                                                     2,523
          47      Merck & Co., Inc.                                                     3,004
         132      Pfizer, Inc.                                                          5,289
          29      Pharmacia Corp.                                                       1,350
                                                                                   ----------
                                                                                       20,260

                  Pipelines -- 0.8%
          28      El Paso Corp.                                                         1,465

                  Restaurants/Food Services -- 1.0%
          43      Tricon Global Restaurants, Inc.*                                      1,868

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
---------------------------------------------------------------------------------------------
                  Retailing -- 9.1%
          79      Bed Bath & Beyond, Inc.*                                         $    2,459
          47      Best Buy Co., Inc.*                                                   2,997
          36      Home Depot, Inc.                                                      1,674
          24      Kohl's Corp.*                                                         1,527
          55      Target Corp.                                                          1,914
          81      Wal-Mart Stores, Inc.                                                 3,970
          61      Walgreen Co.                                                          2,070
                                                                                   ----------
                                                                                       16,611

                  Semi-Conductors -- 6.9%
          37      Applied Materials, Inc.*                                              1,822
         144      Intel Corp.                                                           4,214
          67      KLA-Tencor Corp.*                                                     3,936
          20      Novellus Systems, Inc.*                                               1,154
          48      Texas Instruments, Inc.                                               1,518
                                                                                   ----------
                                                                                       12,644

                  Telecommunications -- 4.9%
          35      AT&T Corp.                                                              760
          53      BellSouth Corp.                                                       2,116
          71      SBC Communications, Inc.                                              2,855
          60      Verizon Communications, Inc.                                          3,190
                                                                                   ----------
                                                                                        8,921

                  Utilities -- 2.4%
          26      AES Corp.*                                                            1,139
          82      Duke Energy Corp.                                                     3,210
                                                                                   ----------
                                                                                        4,349

---------------------------------------------------------------------------------------------
                  Total Long-Term Investments                                         181,069
                  Cost ($178,781)
---------------------------------------------------------------------------------------------
       Short-Term Investment -- 1.3%
---------------------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT
                  Repurchase Agreement -- 1.3%
                  ----------------------------
      $2,384      Greenwich Capital Markets, Inc., Tri Party,
                    4.05%, due 07/02/01, dated 6/29/01,
                    proceeds $2,385, secured by
                    U.S. Government Agency Obligation                                   2,384
                  (Cost $2,384)
---------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $  183,453
                  (Cost $181,165)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

   EQUITY GROWTH PORTFOLIO
   PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Long-Term Investments -- 99.4%
---------------------------------------------------------------------------------------------
                  Common Stock -- 99.4%
                  ---------------------
                  Banking -- 0.9%
          55      Synovus Financial Corp.                                          $    1,726

                  Biotechnology -- 2.5%
          56      Amgen, Inc.*                                                          3,390
          23      Genzyme Corp. - General Division*                                     1,391
                                                                                   ----------
                                                                                        4,781

                  Broadcasting/Cable -- 0.6%
          25      Comcast Corp., Class A*                                               1,101

                  Business Services -- 0.4%
          12      Affiliated Computer Services, Inc., Class A*                            834

                  Computer Networks -- 1.3%
         141      Cisco Systems, Inc.*                                                  2,571

                  Computer Software -- 12.5%
          48      Computer Associates International, Inc.                               1,723
          13      Electronic Arts, Inc.*                                                  776
          30      First Data Corp.                                                      1,940
         223      Microsoft Corp.*                                                     16,255
         174      Oracle Corp.*                                                         3,308
                                                                                   ----------
                                                                                       24,002

                  Computers/Computer Hardware -- 7.0%
          95      EMC Corp.*                                                            2,770
          77      International Business Machines Corp.                                 8,663
         125      Sun Microsystems, Inc.*                                               1,958
                                                                                   ----------
                                                                                       13,391

                  Consumer Products -- 1.6%
          40      Philip Morris Companies, Inc.                                         2,051
          17      Procter & Gamble Co.                                                  1,075
                                                                                   ----------
                                                                                        3,126

                  Diversified -- 5.3%
         210      General Electric Co.                                                 10,219

                  Entertainment/Leisure -- 0.6%
          30      Harrah's Entertainment, Inc.*                                         1,070

                  Financial Services -- 9.8%
          45      Citigroup, Inc.                                                       2,353
          79      Goldman Sachs Group, Inc.                                             6,737
          24      Household International, Inc.                                         1,607
         138      Merrill Lynch & Co., Inc.                                             8,148
                                                                                   ----------
                                                                                       18,845

                  Food/Beverage Products -- 3.5%
          54      Coca-Cola Co.                                                         2,445
          98      PepsiCo, Inc.                                                         4,321
                                                                                   ----------
                                                                                        6,766

                  Health Care/Health Care Services -- 2.7%
          32      Becton, Dickinson & Co.                                               1,147
          37      Biomet, Inc.                                                          1,764
          21      Stryker Corp.                                                         1,163
          20      Tenet Healthcare Corp.*                                               1,052
                                                                                   ----------
                                                                                        5,126

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Long-Term Investments -- Continued
---------------------------------------------------------------------------------------------
                  Multi-Media --2.6%
          93      AOL Time Warner, Inc.*                                           $    4,913

                  Oil & Gas -- 1.7%
          74      BJ Services Co.*                                                      2,086
          14      Exxon Mobil Corp.                                                     1,232
                                                                                   ----------
                                                                                        3,318

                  Pharmaceuticals -- 15.9%
          56      Bristol-Myers Squibb Co.                                              2,938
          33      Cardinal Health, Inc.                                                 2,277
          39      Elan Corp. PLC, ADR (Ireland)*                                        2,384
          29      Eli Lilly & Co.                                                       2,120
         106      Johnson & Johnson                                                     5,323
          89      Merck & Co., Inc.                                                     5,681
         241      Pfizer, Inc.                                                          9,632
                                                                                   ----------
                                                                                       30,355

                  Pipelines -- 0.9%
          36      Dynegy, Inc., Class A                                                 1,693

                  Restaurants/Food Services -- 3.3%
         146      Tricon Global Restaurants, Inc.*                                      6,408

                  Retailing -- 12.3%
          69      Bed Bath & Beyond, Inc.*                                              2,156
          31      BJ's Wholesale Club, Inc.*                                            1,667
          18      CVS Corp.                                                               687
          36      Kohl's Corp.*                                                         2,277
          41      Lowe's Companies, Inc.                                                3,004
         139      Target Corp.                                                          4,811
         167      Wal-Mart Stores, Inc.                                                 8,150
          23      Walgreen Co.                                                            796
                                                                                   ----------
                                                                                       23,548

                  Semi-Conductors -- 12.5%
          69      Applied Materials, Inc.*                                              3,389
         293      Intel Corp.                                                           8,562
          59      KLA-Tencor Corp.*                                                     3,465
         122      Lam Research Corp.*                                                   3,605
          71      Novellus Systems, Inc.*                                               4,058
          10      NVIDIA Corp.*                                                           900
                                                                                   ----------
                                                                                       23,979

                  Telecommunications Equipment -- 0.6%
          13      CIENA Corp.*                                                            492
          24      Juniper Networks, Inc.*                                                 745
                                                                                   ----------
                                                                                        1,237

                  Utilities -- 0.9%
          46      Duke Energy Corp.                                                     1,787
---------------------------------------------------------------------------------------------
                  Total Long-Term Investments                                         190,796
                   (Cost $200,434)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

As of June 30, 2001 (unaudited)
(Amounts in thousands)

---------------------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------
       Short-Term Investment -- 0.6%
---------------------------------------------------------------------------------------------
                  Repurchase Agreement -- 0.6%
                  ----------------------------
     $1,219       Greenwich Capital Markets, Inc., Tri Party,
                    4.05%, due 07/02/01, dated 6/29/01,
                    proceeds $1,219, secured by
                    U.S. Government Agency Obligation                                   1,219
                  (Cost $1,219)
---------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $  192,015
                  (Cost $201,653)
---------------------------------------------------------------------------------------------

INDEX:

*         -- Non-Income producing security.
ADR       -- American Depository Receipt.

                       See notes to financial statements.

             CORE EQUITY AND EQUITY GROWTH PORTFOLIOS
             STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited) (Amounts in Thousands)

                                                                                EQUITY
                                                            CORE EQUITY         GROWTH
                                                             PORTFOLIO         PORTFOLIO
=========================================================================================
    ASSETS:
      Investment securities, at value                         $183,453          $192,015
      Cash                                                          --                 1
      Receivables:
         Investment securities sold                                 --             2,005
         Interest and dividends                                     99               106
-----------------------------------------------------------------------------------------
             Total Assets                                      183,552           194,127
-----------------------------------------------------------------------------------------
    LIABILITIES:
      Accrued liabilities:
         Investment advisory fees                                   69                79
         Administration fees                                         5                 8
         Other                                                      85                42
-----------------------------------------------------------------------------------------
             Total Liabilities                                     159               129
-----------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
    INTERESTS                                                 $183,393          $193,998
-----------------------------------------------------------------------------------------
    Cost of investments                                       $181,165          $201,653
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

             CORE EQUITY AND EQUITY GROWTH PORTFOLIOS
             STATEMENT OF OPERATIONS For the six months ended
             June 30, 2001 (unaudited)
(Amounts in Thousands)

                                                                                   EQUITY
                                                             CORE EQUITY           GROWTH
                                                              PORTFOLIO           PORTFOLIO
===========================================================================================
INVESTMENT INCOME:
      Dividend                                                $    911            $    633
      Interest                                                      90                  69
      Foreign taxes withheld                                        (6)                 (2)
-------------------------------------------------------------------------------------------
             Total investment income                               995                 700
-------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees                                     555                 621
      Administration fees                                           48                  54
      Custodian and accounting fees                                 35                  30
      Professional fees                                             11                  11
      Trustees' fees                                                 5                   9
      Other                                                          5                  --
-------------------------------------------------------------------------------------------
             Total expenses                                        659                 725
-------------------------------------------------------------------------------------------
      Less amounts waived                                           12                   7
-------------------------------------------------------------------------------------------
             Net expenses                                          647                 718
-------------------------------------------------------------------------------------------
                Net investment income (loss)                       348                 (18)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investment transactions        1,475             (14,430)
      Change in net unrealized depreciation of investments     (23,881)            (12,958)
-------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments          (22,406)            (27,388)
-------------------------------------------------------------------------------------------
      Net decrease in net
      assets from operations                                  $(22,058)           $(27,406)
===========================================================================================

                       See notes to financial statements.

CORE EQUITY AND EQUITY GROWTH PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in Thousands)

                                                                            CORE EQUITY                     EQUITY GROWTH
                                                                             PORTFOLIO                        PORTFOLIO
                                                                      ---------------------            -------------------------
                                                                      1/1/01           YEAR            1/1/01            YEAR
                                                                      THROUGH          ENDED           THROUGH           ENDED
                                                                      6/30/01        12/31/00          6/30/01         12/31/00
================================================================================================================================
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)                                   $    348        $     424         $    (18)      $    (902)
      Net realized gain (loss) on investment transactions               1,475            3,653          (14,430)         45,987
      Change in net unrealized depreciation of investments            (23,881)         (34,494)         (12,958)       (142,011)
--------------------------------------------------------------------------------------------------------------------------------
          Decrease in net assets from operations                      (22,058)         (30,417)         (27,406)        (96,926)
--------------------------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions                                                    32,496          147,070           24,702         199,470
      Withdrawals                                                     (54,575)       $(102,452)         (72,462)      $(197,561)
--------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) from transactions in investors'
          beneficial interests                                        (22,079)          44,618          (47,760)          1,909
--------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets                     (44,137)          14,201          (75,166)        (95,017)
    NET ASSETS:
      Beginning of period                                             227,530          213,329          269,164         364,181
--------------------------------------------------------------------------------------------------------------------------------
      End of period                                                  $183,393        $ 227,530         $193,998       $ 269,164
================================================================================================================================

                       See notes to financial statements.

CORE EQUITY AND EQUITY GROWTH PORTFOLIOS
SUPPLEMENTARY DATA For the periods indicated (unaudited)

CORE EQUITY AND EQUITY GROWTH PORTFOLIOS
SUPPLEMENTARY DATA FOR THE PERIODS INDICATED (UNAUDITED)

                                                                CORE EQUITY            EQUITY GROWTH
                                                                 PORTFOLIO               PORTFOLIO
                                                                -----------            -------------
                                                                  1/1/01                  1/1/01
                                                                  THROUGH                 THROUGH
                                                                  6/30/01                 6/30/01
=====================================================================================================================
    Ratios to average net assets: #
      Expenses                                                     0.67%                   0.67%
      Net investment income                                        0.36%                  (0.02%)
      Expenses without waivers, reimbursements
      and earnings credits                                         0.68%                   0.67%
      Net investment income without waivers,
      reimbursements and earnings credits                          0.35%                  (0.02%)
    Portfolio turnover rate                                          32%                     71%
=====================================================================================================================

    # Short periods have been annualized.

                       See notes to financial statements.

     PORTFOLIOS
     NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Master Investment Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Core Equity Portfolio ("CEP") and Equity Growth Portfolio ("EGP"), collectively the "Portfolios," are separate series of the Trust. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolios.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIOS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- The Portfolios may transfer uninvested cash balances into one or more joint trading accounts for the purpose of investing in repurchase agreements. It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held in one or more joint trading accounts by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

     D. FEDERAL INCOME TAXES -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

     E. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

     2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolios. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment advisor, JPMFAM supervises the investments of the Portfolios and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% of each Portfolio's average daily net assets.

     For the six months ended June 30, 2001, the Adviser voluntarily waived advisory fees (in thousands) of $12 and $7 for CEP and EGP, respectively.

     B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, The Chase Manhattan Bank ("Chase" or the "Administrator") provides certain administration services to the Portfolios. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3.    INVESTMENT TRANSACTIONS

For the six months ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                         CEP                 EGP
----------------------------------------------------------------------------------
    Purchases (excluding U.S. Government)               $61,120           $151,340
    Sales (excluding U.S. Government)                    78,395            191,392

4.   FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2001, are as follows (in thousands):

                                                                 CEP                 EGP
------------------------------------------------------------------------------------------
    Aggregate cost                                            $ 181,165           $201,653
                                                              ---------           --------
    Gross unrealized appreciation                             $  20,650           $ 16,461
    Gross unrealized depreciation                               (18,362)           (26,099)
                                                              ---------           --------
    Net unrealized appreciation/(depreciation)                $   2,288           $ (9,638)
                                                              =========           ========

5.   TRUSTEE COMPENSATION

The Portfolios had adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") which covered all independent trustees of the Portfolios who served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended June 30, 2001, included in Trustees Fees in the Statement of Operations were as follows (in thousands):

                                                                   ACCRUED
                                               PENSION             PENSION
                                              EXPENSES            LIABILITY
---------------------------------------------------------------------------
CEP                                                $1                 $1
EGP                                                 1                  1

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay the Trustees an amount equal, in aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the Trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                    DEFERRED
                                                  CHASE           COMPENSATION
                                              REIMBURSEMENT         ROLLOVER
-------------------------------------------------------------------------------
CEP                                                  $4                 $6
EGP                                                   7                 11

6.   SUBSEQUENT EVENTS

See Note 8 in the Funds' Notes to Financial Statements for a description of the proposed restructuring of the "master/feeder" structure for CEP and EGP.

                      [This page intentionally left blank]

     JPMORGAN FUNDS
     SEMI-ANNUAL REPORT


INVESTMENT ADVISOR
J.P. Morgan Fleming Asset
Management (USA), Inc.

ADMINISTRATOR, SHAREHOLDER AND FUND SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

       (C) J.P. Morgan Chase & Co., 2001 All Rights Reserved. August 2001

                                                                      SAN-CF-801